UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

MUTUAL OF AMERICA
INSTITUTIONAL FUNDS, INC.

SEMI-ANNUAL REPORT

ALL AMERICA FUND
EQUITY INDEX FUND
MID-CAP EQUITY INDEX FUND
SMALL CAP VALUE FUND
SMALL CAP GROWTH FUND
BOND FUND
MONEY MARKET FUND

JUNE 30, 2009

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present the Mutual of America Institutional Funds, Inc. (the "Investment Company") Semi-Annual Report. This Report includes important information regarding the performance and financial positions of the Investment Company's funds for the first six months of the year ended June 30, 2009.

As we have documented in our periodic Economic and Market Perspective reports, the global economy fell off a cliff last fall. In the United States, the Gross Domestic Product contracted by an annual rate of over 5% in both the fourth quarter of 2008 and first quarter of 2009. Results in other developed economies were similar, while growth rates diminished dramatically in higher-growth developing nations. A review of almost any data series anywhere in the world from October last year through at least February of this year confirms the free fall that occurred. Trade flows, industrial production, consumer spending, capital spending, lending, and corporate profits all dramatically declined.

Inevitably, such a precipitous contraction was destined to slow down. It is that notion, subsequently supported by a host of "green shoots," the metaphor for "less bad" or even positive economic data, to which global equity and bond markets have been responding so positively since early March. The S&P 500® Index advanced nearly 36% from early March through the end of the second quarter, while the Russell 2000® Growth and Value Indexes are up 45-50%. Most other equity markets around the world, especially among developing and emerging economies, are up 50% or more.

We've documented the fact that this powerful global equity rally from March through May was consistently driven by the smallest, cheapest and lowest quality stocks; in other words, by the riskiest assets available. The dramatic 1,000-point-plus contraction in high yield spreads over that time period represented a similar willingness by bond investors to buy the riskiest assets. It is important to note that during this time, economic and financial system fundamentals remained extremely weak. In addition, the powerful rally in stocks was based to a large extent on hope that recession was likely to give way to recovery sometime within a reasonable time frame, probably before year-end.

As yet, however, the data have not turned definitively positive. Serious long-term structural problems with the domestic economy remain, including continued rising foreclosures of home mortgages, increases in unemployment, a rising consumer savings rate reflecting a cutback in consumption, cutbacks in inventories and capital spending budgets by most corporations, and soft export markets.

In the meantime, the global financial crisis has been met with an aggressive set of global monetary and fiscal initiatives. These seem to have stabilized the situation for the time being, much as they have contributed to the flattening out of the economic contraction.

We are now at one of those points in an economic cycle where the outlook becomes a lot more difficult to discern. Key questions facing investors include: Are there more unforeseen events that might precipitate panic in financial markets and/or another free fall in the economy? And, if we have reached a bottom in economic contraction, what is the likely trajectory of growth going forward?

The candidate scenarios include: the classic "V" (a precipitous decline followed by a dramatic snap-back); the vintage "U" (decline, plateau at low levels of activity, then recovery) or its stretched variant (plateau phase for an extended period of time); the rare "W" (so-called "double-dip," or "head-fake"); or the dreaded, but never yet seen, "L" (perpetual economic stagnation).

We are waiting to see if all of the liquidity and stimulus measures put in place, both domestically and globally, will have their desired effect. As noted, they do seem to have stabilized the situation for the time being, as things do not appear to be deteriorating. And, in fact, there have been some signs of improvement.

It is worth noting that of the $780 billion U.S. stimulus plan, only $150 billion has been authorized, and only $40 billion has actually been allocated, so the bulk of the stimulus is still ahead of us. On the other hand, some of the programs initiated to address problems in the financial system have been less than successful, and their continuation is in question. Three examples include: the Term Asset Loan Facility (an attempt to restart the securitization market for credit cards, auto loans, etc.,); the Private/Public Partnerships designed to rid toxic assets from bank balance sheets; and the Obama administration's plan for the renegotiation of 4 to 5 million mortgages.

Similarly, the Federal Reserve's aggressive program to purchase government bonds and asset-backed securities has been met with higher, rather than lower, mortgage rates, a result contrary to its stated purpose. And even though the large banks have passed their "stress tests," most have raised capital and half have repaid funds received under the Troubled Asset Relief Program, the bad assets at the root of the crisis remain on the banks' balance sheets.

Moreover, their negative consequences are only being held in abeyance by a suspension of mark-to-market accounting. Furthermore, the positive yield curve created by exceptionally low Fed Funds rates and relatively high long-term rates will take much longer to help banks build capital without a resurgence in lending, which has not occurred.

The near-term movers of the markets are likely to be second quarter earnings and the normal spate of economic data as they are disclosed during the third quarter. Longer-term issues will serve as a backdrop for second-guessing the stimulus and recovery efforts. For one, President Obama's recent Financial System Regulatory proposal will, as it wends its way through the Congressional committee and corporate/trade lobbyists, make it difficult for investors to assess the profit prospects of financial services companies, except to suggest that growth will be constrained by additional regulation. Markets in general do not react well to uncertainty, so handicapping the likely outcome of the debate on the ultimate regulatory framework for the U.S. financial system will probably provide a headwind to sustained stock advances.

Additionally, the President's top two legislative objectives, Healthcare Reform and Environmental Reform ("Cap and Trade"), prompt larger questions, such as: How much more spending, and how much more debt, can the federal government pile on in addition to the stimulus efforts? And, what is the exit strategy for all this debt so that we don't precipitate a crisis for our sovereign debt rating and the value of the U.S. dollar in the global financial system?

In terms of economic prospects, we are of the opinion that a "V" shaped recovery is unlikely, but that we will begin to see a gradual improvement during the latter half of this year, and probably more of the same in 2010.

Growth will likely be labored, uneven and slow, with occasional signs of strength, but lingering constraints to the types of powerful advances we had witnessed over the prior 30 years. That means corporate earnings growth will probably return to its longer-term trend of about 5-7%. Price-earnings multiples will likely remain in the 12-15 times range — typical of periods of sustained but slower growth — rather than the 15-20 times range witnessed in the late 1990's and the middle of this decade.

In such environments, security selection tends to be the key driver of excess investment returns for equity markets. Security selection will also play an important part in bond portfolios, because in weak economic environments cash generation needed to operate, as well as to refund debt, is essential.

Should inflation become a problem in the future, as it could given the recent flood of liquidity and the massive buildup of national debt, multiples could fall to the 8-12 range, although that is not our expectation. The current excess productive capacity in the global economy, coupled with what will likely prove to be at least a partially effective "exit strategy" from the stimulus regime of the past year (based on the admitted hope that the Fed has, or will create, the tools necessary to do so), should hopefully make inflation a manageable problem. But markets will surely go through episodes of fear that the domestic economy will experience both inflation and anemic growth, or "stagflation," which generally results in subpar or negative returns.

To complete the metaphor that opened this letter, after having fallen off a cliff, we're injured and limping along and a long way from being out of the woods. And when we do get to the clearing, the scenery may not be particularly attractive, and the going will likely remain tough for some time.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Six Months Ended June 30, 2009

All America Fund	+2.96%
Equity Index Fund	+3.06%
Mid-Cap Equity Index Fund	+8.29%
Small Cap Value Fund	+4.12%
Small Cap Growth Fund	+5.73%
Bond Fund	+4.96%
Money Market Fund	+0.06%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages which immediately follow are brief discussions of each Fund's performance during the six months ended June 30, 2009, compared with its relevant benchmark.

Following that are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Institutional Funds, Inc.

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (the "S&P 500"). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is approximately equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

During the first six months of 2009, the S&P 500 index of large capitalization stocks declined by -25.1% from December 31, 2008 through March 9, 2009, and then subsequently rebounded 36.1% through June 30, 2009. However, for the six-month period, the S&P 500 gained only 3.16%. Similarly, the Russell 2000® Value and Growth Indexes traced out a similar trajectory, declining by -36.2% and -25.8%, respectively, during the downdraft, and advancing 46.6% and 49.5%, respectively, during the rally. However, for the full six month period, the Russell 2000® Value Index declined by -5.17% while the Russell 2000® Growth Index rose by 11.36%.

The All America Fund's return for the six months ended June 30, 2009, was 2.96% versus the benchmark return of 3.16%. The underperformance was attributable entirely to the underperformance of the actively-managed Large Cap portion of the Fund, representing 20% of total assets. The indexed portion of the Fund, representing 60% of the overall portfolio, modestly outperformed the S&P 500, while the Small Cap Growth and Small Cap Value portions of the Fund, each representing 10% of total assets, both handsomely outperformed the S&P 500.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

The first six months of 2009 brought new lows and highs to market history. The S&P 500 ended up 3.16% after hitting a new low of 676 on March 6, 2009, down 23.8%. As economists still debate where the market and the economy are headed, the S&P 500 rallied through June 12, 2009, gaining 40% off its low. Financials were the big winner during this period, up 106%, as the first quarter of 2009 was viewed as a turning point for the economy, although that has yet to be fully realized. The last two weeks in June were lackluster as investors waited for more evidence to continue their optimism for mild Gross Domestic Product ("GDP") growth. The volatility in the markets is unprecedented and going into the second half of the year, sentiment has settled on the side of caution.

The Equity Index Fund's performance for the six months ended June 30, 2009, was 3.06%, in line with the benchmark return of 3.16%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

Overall, the first six months ended positively for the mid cap market. The S&P MidCap 400 ended up 8.5%, following the same turbulent path as the large cap S&P 500® Index. During the first part of the year, the S&P MidCap 400 was down 27% through the low of March 6, 2009, before rebounding 47% through June 2, 2009, with Energy posting a 60% gain during this period. All ten sectors posted positive double-digit returns. The rally that began in March was able to reverse the earlier negative returns for every sector with the exception of the mid cap Financials. As we go into the second half of 2009, much of the euphoria has come out of the market as investors wait for evidence the economy is on the path to a speedy recovery, not just a bottoming.

The Mid-Cap Equity Index Fund's performance for the six months ended June 30, 2009, was 8.29%, in line with the 8.47% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2009, the Small Cap Value Fund returned 4.12% versus a -5.17% return for the Russell 2000® Value Index. Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Finance, Basic Materials and Healthcare, while sectors detracting from Fund performance included Energy and Technology.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 5.73% during the six months ended June 30, 2009. The Fund's benchmark, the Russell 2000® Growth Index, returned 11.36% for the period.

The Small Cap Growth Fund's underperformance against its benchmark was partially due to its lack of exposure to the micro-cap sector of the small capitalization marketplace. In addition, the best performing stocks were those that had the highest levels of volatility and beta. Finally, single-digit- priced stock, more specifically those under $5, had some of the biggest price moves. The Healthcare and Information Technology sectors both underperformed the benchmark and detracted from the overall performance through the first six months of the year. Energy was our best performing sector. We continued to maintain a fairly defensive posture in our stock selection, which also contributed to our underperformance this year. Stock selection, as opposed to sector allocation, continues to be the main factor in our returns.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The Federal Reserve kept short-term rates very low for the first half of 2009 in order to try and stimulate the economy and re-liquify the banking system. Other rates along the yield curve rose substantially even though the Federal Reserve aggressively intervened on a regular basis to try and force rates down in order to subsidize the mortgage market. For example, long Treasury yields rose over 60% to 4.33% from 2.66% at the end of 2008.

The corporate bond market responded positively to the government stimulus package. Yield spreads between governments and corporates compressed aggressively during the first six months of 2009 with resulting positive returns that overwhelmed the rise in the government yield curve. Credit markets ignored the fears of the fourth quarter of 2008 and began to function in a normal manner with secondary market liquidity and a large volume of primary market issuance.

The Bond Fund's strategy was to maintain a slightly shorter duration than its benchmark, put emphasis on relatively short corporate bonds with high yields, establish extreme credit diversification, and take a market weight in mortgage-related securities. So long as inflation is perceived as a threat, this strategy will be maintained.

The Bond Fund's return for the six months ended June 30, 2009, was 4.96%, compared to 1.91% for the Barclays Capital Aggregate Bond Index. The Fund's emphasis on higher-yielding corporate issues was a major contributor to outperformance.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Money Market Fund returned 0.06% for the six months ended June 30, 2009, in line with the 0.09% return for the Citigroup 3-Month Treasury Bill Index.

During the first half of 2009, the Federal Funds target rate remained unchanged at a historically low range of 0%-0.25% basis points. At the June 24th meeting, the Federal Reserve stated that "substantial resource slack is likely to dampen cost pressures, and the Committee expects that inflation will remain subdued for some time."

The seven-day effective yield as of August 4, 2009 was 0.00%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF JUNE 30, 2009 (Unaudited)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF JUNE 30, 2009 (Unaudited) (Continued)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management Corporation, the Funds' Advisor, has contractually agreed to limit each Fund's total operating expenses to its investment management fees. This contractual obligation remains in effect for 2009 and will continue for each following calendar year unless the Advisor gives notice to the Investment Company within two weeks before the next calendar year begins.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2009 and held for the entire period ending June 30, 2009.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

All America Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,029.65	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.95	$2.51

*  Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Equity Index Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,030.57	$0.63
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.63

*  Expenses are equal to the Fund's annualized expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Mid-Cap Equity Index Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009		Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00		$1,082.89	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$	,1023.85	$0.63

*  Expenses are equal to the Fund's annualized expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,041.19	$4.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.26

*  Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,057.34	$4.34
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.26

*  Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Bond Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,049.58	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$2.26

*  Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Money Market Fund

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1 – June 30, 2009
Actual	$1,000.00	$1,000.59	$0.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.47	$1.00

*  Expenses are equal to the Fund's annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (5.0%)
Comcast Corp. Cl A	7,455	$108,023
Disney (Walt) Co.	4,806	112,124
McDonald's Corp.	2,854	164,076
Other Securities	71,970	1,481,240
		1,865,463
CONSUMER STAPLES (6.6%)
Coca-Cola Co.	5,151	247,196
CVS Caremark Corp.	3,763	119,927
PepsiCo, Inc.	4,025	221,214
Philip Morris Int'l., Inc.	5,073	221,284
Proctor & Gamble Co.	7,546	385,601
Wal-Mart Stores, Inc.	5,770	279,499
Other Securities	36,024	1,017,855
		2,492,576
ENERGY (6.9%)
Chevron Corp.	5,194	344,103
ConocoPhillips	3,835	161,300
Exxon Mobil Corp.	12,625	882,614
Occidental Petroleum Corp.	2,103	138,398
Schlumberger Ltd.	3,102	167,849
Other Securities	29,343	892,620
		2,586,884
FINANCIALS (7.5%)
Bank of America Corp.	20,941	276,421
Bank of New York Mellon Corp.	3,098	90,802
Goldman Sachs Group, Inc.	1,306	192,557
JPMorgan Chase & Co.	10,088	344,102
Wells Fargo & Co.	12,052	292,382
Other Securities	96,179	1,637,166
		2,833,430
HEALTH CARE (7.7%)
Abbott Laboratories	3,997	188,019
Amgen, Inc.*	2,619	138,650
Baxter International, Inc.	1,565	82,882
Gilead Sciences, Inc.*	2,344	109,793
Johnson & Johnson	7,130	404,984
Merck & Co., Inc.	5,452	152,438

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Pfizer, Inc.	17,458	$261,870
Schering-Plough Corp.	4,210	105,755
Wyeth	3,451	156,641
Other Securities	41,124	1,307,377
		2,908,409
INDUSTRIALS (5.5%)
General Electric Co.	27,377	320,858
United Parcel Service, Inc. Cl B	2,573	128,624
United Technologies Corp.	2,438	126,678
Other Securities	38,741	1,471,009
		2,047,169
INFORMATION TECHNOLOGY (10.2%)
Apple, Inc.*	2,308	328,728
Cisco Systems, Inc.*	14,928	278,258
Google, Inc.*	618	260,543
Hewlett-Packard Co.	6,170	238,470
Int'l. Business Machines Corp.	3,421	357,221
Intel Corp.	14,457	239,263
Microsoft Corp.	19,805	470,765
Oracle Corp.	9,792	209,745
QUALCOMM, Inc.	4,281	193,501
Other Securities	77,500	1,253,251
		3,829,745
MATERIALS (1.8%)
Monsanto Co.	1,411	104,894
Other Securities	19,066	567,371
		672,265
TELECOMMUNICATION SERVICES (2.0%)
AT&T, Inc.	15,254	378,909
Verizon Communications, Inc.	7,344	225,681
Other Securities	15,507	131,311
		735,901
UTILITIES (2.3%)
Other Securities	30,203	851,317
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $27,697,105) 55.5%		$20,823,159

	Rating**	Rate	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	AAA	0.15 - 0.17%	07/30/09 - 08/20/09	$300,000	$299,952
COMMERCIAL PAPER (0.8%)
Toyota Motor Credit Corp.	A-1+	0.18	07/15/09	300,000	299,979
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $599,931) 1.6%					599,931
TOTAL INDEXED ASSETS (Cost: $28,297,036) 57.1%					$21,423,090

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (4.2%)
Comcast Corp. Cl A	5,061	$73,334
Disney (Walt) Co.	1,656	38,634
McDonald's Corp.	2,336	134,297
Tupperware Brands Corp.	6,931	180,345
Other Securities	71,155	1,130,006
		1,556,616
CONSUMER STAPLES (3.3%)
American Italian Pasta Co. Cl A*	5,387	156,977
CVS Caremark Corp.	2,879	91,754
PepsiCo, Inc.	2,395	131,629
Proctor & Gamble Co.	3,560	181,916
Wal-Mart Stores, Inc.	3,343	161,935
Other Securities	29,952	508,088
		1,232,299
ENERGY (3.5%)
Chevron Corp.	1,722	114,083
ConocoPhillips	1,365	57,412
Exxon Mobil Corp.	5,003	349,760
Occidental Petroleum Corp.	1,424	93,713
Schlumberger Ltd.	1,202	65,040
Other Securities	48,962	634,640
		1,314,648
FINANCIALS (6.4%)
Bank of America Corp.	7,171	94,657
Bank of New York Mellon Corp.	2,020	59,206
Goldman Sachs Group, Inc.	699	103,061
JPMorgan Chase & Co.	3,805	129,789
Wells Fargo & Co.	3,581	86,875
Other Securities	138,049	1,936,020
		2,409,608
HEALTH CARE (6.0%)
Abbott Laboratories	3,597	169,203
Amgen, Inc.*	481	25,464
Baxter International, Inc.	1,325	70,172
Enzon Pharmaceuticals, Inc.*	19,931	156,857
Gilead Sciences, Inc.*	2,808	131,527

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Johnson & Johnson	4,037	$229,302
Merck & Co., Inc.	1,504	42,052
Schering-Plough Corp.	3,926	98,621
Other Securities	89,946	1,339,081
		2,262,279
INDUSTRIALS (5.2%)
General Electric Co.	11,322	132,694
United Parcel Service, Inc. Cl B	1,710	85,483
United Technologies Corp.	1,439	74,770
Other Securities	81,505	1,645,837
		1,938,784
INFORMATION TECHNOLOGY (7.3%)
Apple, Inc.*	1,151	163,937
Cisco Systems, Inc.*	5,801	108,131
Google, Inc.*	219	92,328
Hewlett-Packard Co.	3,079	119,003
Int'l. Business Machines Corp.	1,413	147,545
Intel Corp.	3,949	65,356
Microsoft Corp.	7,334	174,329
Oracle Corp.	3,501	74,991
QUALCOMM, Inc.	2,263	102,288
Other Securities	126,362	1,713,047
		2,760,955
MATERIALS (2.4%)
Crown Hldgs., Inc.*	7,815	188,654
Monsanto Co.	884	65,717
Other Securities	51,591	640,364
		894,735
TELECOMMUNICATION SERVICES (1.1%)
AT&T, Inc.	4,773	118,561
Other Securities	16,876	292,483
		411,044
UTILITIES (1.6%)
Other Securities	21,724	588,879
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $17,494,761) 41.0%		$15,369,847

	Rating**	Rate	Maturity	Face Amount	Value
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(2)	NR	7.25%	07/15/10	$60,000	$0
TOTAL ACTIVE ASSETS-LONG-TERM DEBT SECURITIES (Cost: $60,000) 0.0%					0
TOTAL ACTIVE ASSETS (Cost: $17,554,761) 41.0%					15,369,847
TEMPORARY CASH INVESTMENTS (3) (Cost: $433,800) 1.2%					433,800
TOTAL INVESTMENTS (Cost: $46,285,597) 99.3%					37,226,737
OTHER NET ASSETS 0.7%					265,295
NET ASSETS 100.0%					$37,492,032

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
INDEXED ASSETS
COMMON STOCKS
CONSUMER DISCRETIONARY (8.6%)
Comcast Corp. Cl A	13,290	$192,572
Disney (Walt) Co.	8,558	199,658
Home Depot, Inc.	7,819	184,763
McDonald's Corp.	5,087	292,452
Other Securities	120,522	2,456,674
		3,326,119
CONSUMER STAPLES (11.6%)
Campbell Soup Co.	921	27,096
Coca-Cola Co.	9,182	440,644
Colgate-Palmolive Co.	2,303	162,914
CVS Caremark Corp.	6,711	213,880
Kraft Foods, Inc. Cl A	6,793	172,135
PepsiCo, Inc.	7,176	394,393
Philip Morris Int'l., Inc.	9,044	394,499
Proctor & Gamble Co.	13,453	687,448
Wal-Mart Stores, Inc.	10,286	498,254
Other Securities	54,199	1,452,180
		4,443,443
ENERGY (12.0%)
Chevron Corp.	9,267	613,939
ConocoPhillips	6,843	287,817
Exxon Mobil Corp.	22,507	1,573,459
Occidental Petroleum Corp.	3,746	246,524
Schlumberger Ltd.	5,529	299,174
Other Securities	52,377	1,594,529
		4,615,442
FINANCIALS (13.1%)
Bank of America Corp.	37,332	492,782
Goldman Sachs Group, Inc.	2,322	342,356
JPMorgan Chase & Co.	17,985	613,468
Morgan Stanley	6,245	178,045
Wells Fargo & Co.	21,486	521,250
Other Securities	170,845	2,903,219
		5,051,120
HEALTH CARE (13.5%)
Abbott Laboratories	7,125	335,160
Amgen, Inc.*	4,668	247,124
Bristol-Myers Squibb Co.	9,130	185,430
Gilead Sciences, Inc.*	4,178	195,698
Johnson & Johnson	12,710	721,928

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Medtronic, Inc.	5,154	$179,823
Merck & Co., Inc.	9,719	271,743
Pfizer, Inc.	31,123	466,845
Schering-Plough Corp.	7,506	188,551
Wyeth	6,155	279,375
Other Securities	61,853	2,115,534
		5,187,211
INDUSTRIALS (9.5%)
3M Co.	3,207	192,741
General Electric Co.	48,808	572,030
United Parcel Service, Inc. Cl B	4,587	229,304
United Technologies Corp.	4,346	225,818
Other Securities	65,902	2,432,063
		3,651,956
INFORMATION TECHNOLOGY (17.8%)
Apple, Inc.*	4,117	586,384
Cisco Systems, Inc.*	26,613	496,066
Google, Inc.*	1,107	466,700
Hewlett-Packard Co.	10,999	425,111
Int'l. Business Machines Corp.	6,098	636,753
Intel Corp.	25,773	426,543
Microsoft Corp.	35,307	839,245
Oracle Corp.	17,457	373,929
QUALCOMM, Inc.	7,625	344,650
Other Securities	138,167	2,234,543
		6,829,924
MATERIALS (3.1%)
Monsanto Co.	2,516	187,039
Other Securities	33,994	1,010,992
		1,198,031
TELECOMMUNICATION SERVICES (3.4%)
AT&T, Inc.	27,193	675,474
Verizon Communications, Inc.	13,093	402,348
Other Securities	27,638	233,871
		1,311,693
UTILITIES (3.9%)
Other Securities	53,891	1,518,633
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $46,207,081) 96.5%		$37,133,572

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.6%)
U.S. Treasury Bill (1)	AAA	0.17%	08/20/09	$600,000	$599,858
COMMERCIAL PAPER (1.9%)
Campbell Soup Co.†	A-1	0.10	07/01/09	720,000	720,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,319,858) 3.5%					1,319,858
TOTAL INVESTMENTS (Cost: $47,526,939) 100.0%					38,453,430
OTHER NET ASSETS 0.0% (4)					7,474
NET ASSETS 100.0%					$38,460,904

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (14.3%)
Advance Auto Parts, Inc.	4,263	$176,872
BorgWarner, Inc.	5,201	177,614
CarMax, Inc.*	9,857	144,898
Dollar Tree, Inc.*	4,023	169,368
ITT Educational Svcs., Inc.*	1,407	141,629
Priceline.com, Inc.*	1,863	207,818
Ross Stores, Inc.	5,668	218,782
Strayer Education, Inc.	639	139,372
WMS Industries, Inc.*	5,043	158,905
Other Securities	202,561	3,502,939
		5,038,197
CONSUMER STAPLES (3.7%)
Church & Dwight Co., Inc.	3,143	170,696
Energizer Hldgs., Inc.*	3,098	161,840
Ralcorp Hldgs., Inc.*	2,532	154,249
Other Securities	31,674	799,051
		1,285,836
ENERGY (5.6%)
Helmerich & Payne, Inc.	4,729	145,984
Newfield Exploration Co.*	5,939	194,027
Plains Exploration & Production Co.*	5,453	149,194
Pride International, Inc.*	7,773	194,791
Other Securities	69,871	1,297,362
		1,981,358
FINANCIALS (16.1%)
Eaton Vance Corp.	5,214	139,475
Everest Re Group Ltd.	2,758	197,390
Federal Realty Investment Trust	2,647	136,373
Fidelity Nat'l. Financial, Inc. Cl A	10,502	142,092
New York Community Bancorp, Inc.	15,454	165,203
Other Securities	269,106	4,876,816
		5,657,349
HEALTH CARE (11.7%)
Beckman Coulter, Inc.	2,812	160,678
Cerner Corp.*	3,028	188,614
Covance, Inc.*	2,844	139,925
Edwards Lifesciences Corp.*	2,499	170,007
Hologic, Inc.*	11,491	163,517

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
ResMed, Inc.*	3,371	$137,301
Schein (Henry), Inc.*	4,033	193,382
Vertex Pharmaceuticals, Inc.*	7,758	276,490
Other Securities	106,306	2,685,004
		4,114,918
INDUSTRIALS (13.4%)
AMETEK, Inc.	4,795	165,811
Joy Global, Inc.	4,572	163,312
Manpower, Inc.	3,503	148,317
Roper Industries, Inc.	4,035	182,826
URS Corp.*	3,723	184,363
Other Securities	171,618	3,876,680
		4,721,309
INFORMATION TECHNOLOGY (13.3%)
Avnet, Inc.*	6,769	142,352
Global Payments, Inc.	3,603	134,968
Lam Research Corp.*	5,657	147,082
SAIC, Inc.*	9,100	168,805
Other Securities	251,781	4,062,783
		4,655,990
MATERIALS (6.6%)
Airgas, Inc.	3,652	148,016
Cliffs Natural Resources, Inc.	5,857	143,321
FMC Corp.	3,251	153,772
Lubrizol Corp.	3,024	143,065
Martin Marietta Materials, Inc	2,001	157,839
Other Securities	78,775	1,563,053
		2,309,066
TELECOMMUNICATION SERVICES (0.6%)
Other Securities	16,511	192,373
UTILITIES (6.1%)
MDU Resources Group	8,228	156,085
NSTAR	4,797	154,032
Oneok, Inc.	4,700	138,603
Other Securities	77,401	1,701,192
		2,149,912
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $42,480,311) 91.4%		$32,106,308

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2009 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT (2.9%)
U.S. Treasury Bill (1)	AAA	0.15 - 0.17%	07/30/09 - 08/20/09	$1,000,000	$999,822
COMMERCIAL PAPER (4.8%)
Toyota Motor Credit Corp.	A-1+	0.15	07/07/09	800,000	799,980
Campbell Soup Co.†	A-1	0.10	07/01/09	900,000	900,000
					1,699,980
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,699,802) 7.7%					2,699,802
TEMPORARY CASH INVESTMENTS (3) (Cost: $55,000) 0.1%					55,000
TOTAL INVESTMENTS (Cost: $45,235,113) 99.2%					34,861,110
OTHER NET ASSETS 0.8%					268,557
NET ASSETS 100.0%					$35,129,667

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.8%)
Dillard's, Inc. Cl A	7,436	$68,411
Pep Boys - Manny, Moe & Jack	4,212	42,710
Rent-A-Center, Inc.*	2,514	44,825
Tupperware Brands Corp.	3,695	96,144
Wolverine World Wide, Inc.	1,858	40,987
		293,077
CONSUMER STAPLES (5.9%)
American Italian Pasta Co. Cl A*	4,004	116,677
Vector Group Ltd.	2,148	30,695
Other Securities	6,408	51,016
		198,388
ENERGY (3.2%)
Other Securities	13,272	108,512
FINANCIALS (27.4%)
Aspen Insurance Hldgs. Ltd.	2,382	53,214
Bank Mutual Corp.	4,989	43,504
Brookline Bancorp, Inc.	4,898	45,649
Ellington Financial LLC†***	1,700	34,000
First Niagara Financial Group,	2,716	31,017
Glacier Bancorp, Inc.	2,709	40,012
Highwoods Properties, Inc.	1,636	36,597
Meadowbrook Insurance Group, Inc.	5,629	36,757
MFA Financial, Inc.	5,916	40,939
NewAlliance Bancshares, Inc.	4,034	46,391
ProAssurance Corp.*	931	43,022
Realty Income Corp.	1,656	36,300
S.Y. Bancorp, Inc.	1,199	28,980
SeaBright Insurance Hldgs.,*	3,936	39,872
Senior Housing Pptys. Trust	2,036	33,228
Westamerica Bancorporation	961	47,675
Other Securities	31,428	279,175
		916,332
HEALTH CARE (5.7%)
Conceptus, Inc.*	1,840	31,096
Enzon Pharmaceuticals, Inc.*	9,015	70,948
Sepracor, Inc.*	1,908	33,047
Other Securities	10,410	55,682
		190,773
INDUSTRIALS (14.8%)
Actuant Corp. Cl A	2,580	31,476
Alaska Air Group, Inc.*	2,756	50,325
AZZ, Inc.*	1,163	40,019

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Encore Wire Corp.	1,620	$34,587
Genesee & Wyoming, Inc. Cl A*	1,433	37,989
Kaydon Corp.	960	31,258
Mueller Industries, Inc.	3,554	73,923
Old Dominion Freight Line, Inc.*	1,637	54,954
Orion Marine Group, Inc.*	1,610	30,590
Tutor Perini Corp.*	1,780	30,901
Other Securities	9,329	79,619
		495,641
INFORMATION TECHNOLOGY (9.1%)
Global Cash Access Hldgs.,*	4,063	32,341
Sybase, Inc.*	991	31,058
TIBCO Software, Inc.*	4,108	29,454
Other Securities	13,450	212,548
		305,401
MATERIALS (10.8%)
Commercial Metals Co.	3,310	53,059
Crown Hldgs., Inc.*	5,766	139,186
Silgan Hldgs., Inc.	1,420	69,623
Walter Energy, Inc.	1,000	36,240
Other Securities	18,071	64,186
		362,294
TELECOMMUNICATION SERVICES (2.4%)
Syniverse Hldgs., Inc.*	2,251	36,084
Other Securities	3,548	43,290
		79,374
UTILITIES (6.1%)
Avista Corp.	2,520	44,881
Northwest Natural Gas Co.	663	29,384
Unisource Energy Corp.	1,680	44,587
Westar Energy, Inc.	2,177	40,862
Other Securities	2,928	45,412
		205,126
TOTAL COMMON STOCKS (Cost: $3,653,238) 94.2%		3,154,918
TEMPORARY CASH INVESTMENTS (5) (Cost: $150,000) 4.5%		150,000
TOTAL INVESTMENTS (Cost: $3,803,238) 98.7%		3,304,918
OTHER NET ASSETS 1.3%		44,304
NET ASSETS 100.0%		$3,349,222

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.9%)
California Pizza Kitchen, Inc.*	3,052	$40,561
Deckers Outdoor Corp.*	480	33,730
G-III Apparel Group Ltd.*	2,061	23,681
Grand Canyon Education, Inc.*	1,517	25,455
Gymboree Corp.*	905	32,109
P.F. Chang's China Bistro, Inc.*	774	24,814
Shutterfly, Inc.*	1,854	25,863
Smith & Wesson Hldg. Corp.*	5,212	29,604
Sonic Corp.*	2,686	26,941
Tupperware Brands Corp.	1,355	35,257
WMS Industries, Inc.*	1,282	40,396
Other Securities	3,953	12,773
		351,184
CONSUMER STAPLES (3.5%)
Chattem, Inc.*	478	32,552
Other Securities	6,761	71,982
		104,534
ENERGY (4.7%)
Dril-Quip, Inc.*	598	22,784
Willbros Group, Inc.*	2,269	28,385
Other Securities	10,629	87,610
		138,779
FINANCIALS (7.9%)
iShares Russell 2000 Growth Index Fund	917	51,985
iShares Russell Microcap Index Fund	1,044	34,348
Stifel Financial Corp.*	483	23,227
Tower Group, Inc.	1,047	25,945
Other Securities	4,753	96,438
		231,943
HEALTH CARE (21.3%)
ABIOMED, Inc.*	3,555	31,355
Almost Family, Inc.*	901	23,525
Enzon Pharmaceuticals, Inc.*	5,865	46,158
ev3, Inc.*	2,172	23,284
Magellan Health Svcs., Inc.*	1,122	36,824
MedAssets, Inc.*	1,496	29,097
Neogen Corp.*	1,254	36,341
STERIS Corp.	1,117	29,131
Other Securities	30,906	371,355
		627,070

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (14.0%)
Astec Industries, Inc.*	1,137	$33,758
AZZ, Inc.*	1,096	37,713
Genesee & Wyoming, Inc. Cl A*	1,166	30,911
Huron Consulting Group, Inc.*	507	23,439
Old Dominion Freight Line, Inc.*	1,054	35,383
Stanley, Inc.*	789	25,942
Other Securities	16,521	225,839
		412,985
INFORMATION TECHNOLOGY (25.7%)
Data Domain, Inc.*	1,607	53,593
DemandTec, Inc.*	2,583	22,730
Global Cash Access Hldgs.,*	4,647	36,990
Microsemi Corp.*	1,802	24,868
Monolithic Power Systems, Inc.*	1,209	27,094
Parametric Technology Corp.*	1,971	23,041
Plexus Corp.*	1,363	27,887
Riverbed Technology, Inc.*	1,368	31,724
Semtech Corp.*	1,789	28,463
Starent Networks Corp.*	964	23,531
Sybase, Inc.*	877	27,485
ViaSat, Inc.*	971	24,896
Websense, Inc.*	2,295	40,943
Other Securities	35,291	363,432
		756,677
MATERIALS (5.1%)
Royal Gold, Inc.	1,375	57,335
Other Securities	9,662	93,427
		150,762
TELECOMMUNICATION SERVICES (1.9%)
Consolidated Comms. Hldgs., Inc.	2,173	25,446
Syniverse Hldgs., Inc.*	1,958	31,387
		56,833
UTILITIES (1.3%)
Avista Corp.	1,288	22,939
Other Securities	528	15,180
		38,119
TOTAL COMMON STOCKS (Cost: $2,989,173) 97.3%		2,868,886
TEMPORARY CASH INVESTMENTS (5) (Cost: $100,000) 3.4%		100,000
TOTAL INVESTMENTS (Cost: $3,089,173) 100.7%		2,968,886
OTHER NET ASSETS (0.7%)		(21,769)
NET ASSETS 100.0%		$2,947,117

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (17.5%)
U.S. Treasury Bond	AAA	3.50%	02/15/39	$2,000,000	$1,729,380
U.S. Treasury Note	AAA	3.25	05/31/16	1,250,000	1,255,469
U.S. Treasury Strip	AAA	0.00	02/15/17 - 11/15/24	10,000,000	6,736,976
					9,721,825
U.S. GOVERNMENT AGENCIES (38.8%)
MORTGAGE-BACKED OBLIGATIONS (38.8%)
FHARM	AAA	5.23 - 5.78	02/01/36 - 05/01/37	1,482,532	1,546,635
FHLMC	AAA	4.50 - 6.00	10/01/18 - 08/15/33	2,055,114	2,142,911
FNMA	AAA	4.00 - 8.00	09/01/16 - 06/01/48	15,078,708	15,692,855
GNMA (6)	AAA	6.27 - 7.00	10/16/27 - 10/20/38	1,956,021	2,081,140
					21,463,541
CORPORATE DEBT (35.6%)
CONSUMER DISCRETIONARY (5.6%)
Best Buy Co., Inc.	BBB-	6.75	07/15/13	250,000	258,774
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	249,555
Kohl's Corp.	BBB+	7.38	10/15/11	500,000	537,914
RadioShack Corp.	BB	7.38	05/15/11	250,000	253,125
Other Securities				2,219,034	1,812,355
					3,111,723
CONSUMER STAPLES (2.3%)
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	258,974
Hershey Co.	A	4.85	08/15/15	250,000	247,163
Kraft Foods, Inc.	BBB+	5.25	10/01/13	250,000	258,504
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	264,230
Other Securities				250,000	236,075
					1,264,946
ENERGY (5.0%)
Noble Corp.	A-	7.50	03/15/19	250,000	257,412
Premco Refining Group	BBB	7.50	06/15/15	250,000	259,382
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	930,000
Other Securities				1,400,000	1,329,446
					2,776,240
FINANCIALS (10.3%)
Berkshire Hathaway Finance	AAA	4.20	12/15/10	250,000	257,746
Brandywine Realty Trust	BBB-	4.50	11/01/09	250,000	249,206
Capital One Bank	BBB+	5.75	09/15/10	250,000	254,829
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	398,625
Ford Motor Credit Co. LLC	CCC+	7.38	10/28/09	250,000	247,857
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	514,271
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	513,156
GMAC LLC	CCC	0.00	12/01/12	500,000	297,500
HCP, Inc.	BBB	4.88 - 5.65	09/15/10 - 12/15/13	500,000	472,798
Travelers Cos., Inc.	A-	5.38	06/15/12	250,000	254,240
Other Securities				2,339,261	2,214,447
					5,674,675

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2009 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTH CARE (2.9%)
Allergan, Inc.	A	5.75%	04/01/16	$250,000	$246,467
Anthem/WellPoint, Inc.	A-	4.25	12/15/09	250,000	252,970
Cardinal Health, Inc.	BBB+	6.75	02/15/11	300,000	315,812
Fisher Scientific Int'l., Inc.	BBB+	6.13	07/01/15	250,000	250,938
Wyeth	A+	5.50	03/15/13	250,000	267,276
Other Securities				250,000	245,355
					1,578,818
INDUSTRIALS (2.6%)
Steelcase, Inc.	BBB	6.50	08/15/11	250,000	250,282
Union Pacific Corp.	BBB	6.13	01/15/12	300,000	313,552
Other Securities				950,000	891,700
					1,455,534
INFORMATION TECHNOLOGY (0.9%)
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	263,610
Other Securities				250,000	239,646
					503,256
MATERIALS (1.9%)
Lubrizol Corp.	BBB	5.50	10/01/14	250,000	247,948
Martin Marietta Materials, Inc	BBB+	6.88	04/01/11	250,000	260,501
Other Securities				700,000	566,946
					1,075,395
TELECOMMUNICATION SERVICES (0.9%)
Alltel Corp.	A	7.00	03/15/16	250,000	269,702
Nextel Communications, Inc.	BB	5.25	01/15/10	250,000	247,500
					517,202
UTILITIES (3.2%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	258,423
Duke Energy Corp.	A	4.50	04/01/10	250,000	253,284
Metropolitan Edison	BBB	7.70	01/15/19	250,000	273,447
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	252,322
Progress Energy Enterprise	A-	5.25	12/15/15	250,000	262,215
Virginia Electric & Power Co.	A-	4.50	12/15/10	250,000	256,064
Other Securities				200,000	200,208
					1,755,963
TOTAL LONG-TERM DEBT SECURITIES (Cost: $50,709,427) 91.9%					$50,899,118

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2009 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.8%)
FHLB	AAA	0.10%	07/17/09	$1,000,000	$999,956
COMMERCIAL PAPER (4.4%)
Campbell Soup Co.†	A-1	0.10	07/01/09	890,000	890,000
Florida Power & Light Co.	A-1	0.23	07/17/09	250,000	249,974
Toyota Motor Credit Corp.	A-1+	0.15 - 0.20	07/06/09 - 07/07/09	1,300,000	1,299,966
					2,439,940
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,439,896) 6.2%					3,439,896
TOTAL INVESTMENTS (Cost: $54,149,323) 98.1%					54,339,014
OTHER NET ASSETS 1.9%					1,042,330
NET ASSETS 100.0%					$55,381,344

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (35.3%)
FHLB	AAA	0.18%	07/08/09	$2,200,000	$2,199,933
FHLB	AAA	0.20	07/23/09	400,000	399,961
FHLB	AAA	0.20	08/05/09	6,954,000	6,953,773
FHLB	AAA	0.21	08/05/09	5,570,000	5,569,775
FHLB	AAA	0.23	09/01/09	300,000	299,929
FHLMC	AAA	0.20	07/20/09	660,000	659,953
FHLMC	AAA	0.20	09/02/09	7,000,000	6,997,960
FHLMC	AAA	0.21	08/24/09	600,000	599,857
FNMA	AAA	0.17	08/24/09	1,959,000	1,958,500
					25,639,641
COMMERCIAL PAPER (64.7%)
Abbott Laboratories†	A-1+	0.21	07/28/09	425,000	424,933
Abbott Laboratories†	A-1+	0.22	09/01/09	1,450,000	1,449,442
Campbell Soup Co.†	A-1	0.20	07/06/09	1,800,000	1,799,950
Chevron Funding Corp.	A-1+	0.14	07/08/09	1,000,000	999,973
Chevron Funding Corp.	A-1+	0.20	07/31/09	900,000	899,850
Coca-Cola Co.†	A-1	0.21	08/11/09	700,000	699,897
Coca-Cola Co.†	A-1	0.23	08/24/09	1,200,000	1,199,593
ConocoPhillips†	A-1	0.22	07/10/09	1,800,000	1,799,901
Du Pont (EI) de Nemours & Co.†	A-1	0.20	07/22/09	1,900,000	1,899,778
Ecolab, Inc.†	A-1	0.23	08/10/09	1,900,000	1,899,514
Emerson Electric Co.†	A-1	0.20	07/30/09	530,000	529,915
Emerson Electric Co.†	A-1	0.20	08/20/09	1,300,000	1,299,692
Florida Power & Light Co.	A-1	0.23	07/17/09	1,700,000	1,699,826
General Electric Co.	A-1+	0.27	08/31/09	1,850,000	1,849,140
Hershey Co.	A-1	0.20	08/10/09	1,775,000	1,774,684
Johnson & Johnson†	A-1+	0.20	08/25/09	1,900,000	1,899,564
Lowe's Cos., Inc.	A-1	0.20	07/09/09	1,850,000	1,849,918
Madison Gas & Electric	A-1+	0.23	07/24/09	1,900,000	1,899,721
Medtronic, Inc.†	A-1+	0.19	07/22/09	1,800,000	1,799,800
Merck & Co., Inc.	A-1+	0.20	07/28/09	625,000	624,906
National Rural Utilities	A-1	0.23	07/27/09	1,781,000	1,780,704
National Rural Utilities	A-1	0.26	08/25/09	100,000	99,976
Nestle Capital Corp.†	A-1+	0.20	08/14/09	1,758,000	1,757,570
NetJets, Inc.†	A-1+	0.20	07/13/09	1,800,000	1,799,880
NSTAR Electric Co.	A-1	0.21	07/07/09	1,900,000	1,899,934
Pfizer, Inc.†	A-1+	0.20	08/10/09	1,200,000	1,199,742
Pfizer, Inc.†	A-1+	0.22	08/04/09	641,000	640,899
Praxair, Inc.	A-1	0.20	07/13/09	1,800,000	1,799,882
Siemens Capital Co. LLC†	A-1	0.12	07/09/09	1,197,000	1,196,968
Toyota Motor Credit Corp.	A-1+	0.26	08/10/09	500,000	499,861
Toyota Motor Credit Corp.	A-1+	0.26	08/21/09	452,000	451,834
Toyota Motor Credit Corp.	A-1+	0.26	08/24/09	790,000	789,697

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
June 30, 2009 (Unaudited)

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (CONTINUED):
COMMERCIAL PAPER (CONTINUED)
Toyota Motor Credit Corp.	A-1+	0.28%	07/20/09	$150,000	$149,978
Unilever Capital Corp.†	A-1	0.20	07/27/09	1,800,000	1,799,792
United Parcel Service, Inc.†	A-1+	0.20	07/08/09	884,000	883,966
United Technologies Corp.†	A-1	0.20	08/20/09	1,900,000	1,899,550
					46,950,230
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $72,586,761) 100.0%					72,589,871
TOTAL INVESTMENTS (Cost: $72,586,761) 100.0%					72,589,871
OTHER NET ASSETS 0.0% (4)					31,392
NET ASSETS 100.0%					$72,621,263

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2009 (Unaudited)

Abbreviations:  FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

*  Non-income producing security.

**  Ratings as per Standard & Poors Corporation.

***  This security is fair valued in accordance with procedures established by the Funds' Board of Directors.

†  Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate values of these securities and their percentages of the respective Funds' net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
ALL AMERICA FUND	$84,500	0.2%
EQUITY INDEX FUND	$720,000	1.9%
MID-CAP EQUITY INDEX FUND	$900,000	2.6%
SMALL CAP VALUE FUND	$34,000	1.0%
BOND FUND	$1,647,605	3.0%
MONEY MARKET FUND	$27,880,346	38.4%

(1)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2009, were as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	17	E-mini S&P 500 Stock Index	P	September 2009	$778,175	$6,962	2.1%
EQUITY INDEX FUND	28	E-mini S&P 500 Stock Index	P	September 2009	$1,281,700	$7,550	3.3%
MID-CAP EQUITY INDEX FUND	50	E-mini S&P MidCap 400 Stock Index	P	September 2009	$2,883,500	$32,850	8.3%

(a)  Includes the cumulative appreciation(depreciation) of futures contracts. The Statements of Assets and Liabilities only include the current day's variation margin payable or receivable. See Note 1 to the financial statements for further information on futures contracts.

(2)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2009 was 0.15%.

(4)  Percentage is less than 0.05%.

(5)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2009 was 0.10%.

(6)  U.S. Government guaranteed security.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS:
Investments at market value (Notes 1 and 3) (Cost: All America Fund — $46,285,597 Equity Index Fund — $47,526,939 Mid-Cap Equity Index Fund — $45,235,113 Small Cap Value Fund — $3,803,238 Small Cap Growth Fund — $3,089,173 Bond Fund — $54,149,323 Money Market Fund — $72,586,761)	$37,226,737	$38,453,430	$34,861,110	$3,304,918
Cash	228,095	5,758	24	45,271
Interest and dividends receivable	44,357	51,077	33,716	4,879
Receivable for securities sold	132,196	30,798	469,740	—
Shareholder subscriptions receivable	—	—	—	—
TOTAL ASSETS	37,631,385	38,541,063	35,364,590	3,355,068
LIABILITIES:
Payable for securities purchased	131,970	62,124	223,238	5,765
Payable for daily variation on futures contracts	4,845	7,980	10,000	—
Shareholder redemptions payable	1,943	9,875	1,487	—
Accrued expenses	595	180	198	81
TOTAL LIABILITIES	139,353	80,159	234,923	5,846
NET ASSETS	$37,492,032	$38,460,904	$35,129,667	$3,349,222
SHARES OUTSTANDING (NOTE 4)	5,542,532	5,936,557	4,542,123	504,799
NET ASSET VALUE PER SHARE	$6.76	$6.48	$7.73	$6.63
COMPONENTS OF NET ASSETS:
Paid-in capital	$51,899,168	$49,610,162	$46,586,740	$4,858,973
Accumulated undistributed net investment income (loss)	386,906	490,524	2,606	208
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(5,742,146)	(2,573,822)	(1,118,526)	(1,011,639)
Net unrealized appreciation (depreciation) of investments and futures contracts	(9,051,896)	(9,065,960)	(10,341,153)	(498,320)
NET ASSETS	$37,492,032	$38,460,904	$35,129,667	$3,349,222

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
ASSETS:
Investments at market value (Notes 1 and 3) (Cost: All America Fund — $46,285,597 Equity Index Fund — $47,526,939 Mid-Cap Equity Index Fund — $45,235,113 Small Cap Value Fund — $3,803,238 Small Cap Growth Fund — $3,089,173 Bond Fund — $54,149,323 Money Market Fund — $72,586,761)	$2,968,886	$54,339,014	$72,589,871
Cash	1,027	4,989	2,589
Interest and dividends receivable	741	418,011	—
Receivable for securities sold	39,472	44,441	—
Shareholder subscriptions receivable		1,000,000	43,956
TOTAL ASSETS	3,010,126	55,806,455	72,636,416
LIABILITIES:
Payable for securities purchased	62,924	393,756	—
Payable for daily variation on futures contracts	—	—	—
Shareholder redemptions payable	—	30,651	14,716
Accrued expenses	85	704	437
TOTAL LIABILITIES	63,009	425,111	15,153
NET ASSETS	$2,947,117	$55,381,344	$72,621,263
SHARES OUTSTANDING (NOTE 4)	421,336	5,803,661	6,897,298
NET ASSET VALUE PER SHARE	$6.99	$9.54	$10.53
COMPONENTS OF NET ASSETS:
Paid-in capital	$4,117,898	$56,581,060	$72,585,978
Accumulated undistributed net investment income (loss)	(2,438)	72,021	23,817
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(1,048,056)	(1,461,428)	8,358
Net unrealized appreciation (depreciation) of investments and futures contracts	(120,287)	189,691	3,110
NET ASSETS	$2,947,117	$55,381,344	$72,621,263

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME:
Dividends	$397,061	$429,115	$273,990	$33,917
Interest	726	1,887	1,839	61
Total investment income	397,787	431,002	275,829	33,978
EXPENSES (NOTE 2):
Investment advisory fees	85,510	21,370	19,513	12,478
Independent directors' fees and expenses	15,180	15,178	13,858	1,303
Custodian expenses	10,683	10,681	9,752	917
Accounting expenses	8,804	8,802	8,037	756
Transfer agent fees	15,534	15,531	14,180	1,334
Registration fees and expenses	8,081	8,079	7,377	694
Audit	8,011	8,010	7,313	688
Shareholder reports	2,274	2,274	2,076	195
Other	4,861	4,860	4,438	417
	73,428	73,415	67,031	6,304
Total expenses before reimbursement	158,938	94,785	86,544	18,782
Expense reimbursement (Note 2)	(73,428)	(73,415)	(67,031)	(6,304)
Net Expenses	85,510	21,370	19,513	12,478
Net Investment Income (Loss) (Note 1)	312,277	409,632	256,316	21,500
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTE 1):
Net realized gain(loss) on:
Investment securities	(1,684,606)	(283,876)	(570,813)	(280,116)
Futures contracts	21,417	(21,993)	73,943	—
	(1,663,189)	(305,869)	(496,870)	(280,116)
Change in net unrealized appreciation(depreciation) of:
Investment securities	2,416,122	1,064,185	2,936,620	388,111
Futures contracts	8,950	18,150	(24,925)	—
	2,425,072	1,082,335	2,911,695	388,111
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	761,883	776,466	2,414,825	107,995
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,074,160	$1,186,098	$2,671,141	$129,495

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
INVESTMENT INCOME:
Dividends	$8,166	$—	$—
Interest	46	1,325,892	141,448
Total investment income	8,212	1,325,892	141,448
EXPENSES (NOTE 2):
Investment advisory fees	10,655	116,997	76,118
Independent directors' fees and expenses	1,113	23,072	33,757
Custodian expenses	783	16,237	23,756
Accounting expenses	646	13,380	19,577
Transfer agent fees	1,139	23,609	34,542
Registration fees and expenses	593	12,281	17,969
Audit	587	12,176	17,815
Shareholder reports	167	3,457	5,058
Other	356	7,388	10,810
	5,384	111,600	163,284
Total expenses before reimbursement	16,039	228,597	239,402
Expense reimbursement (Note 2)	(5,384)	(111,600)	(163,284)
Net Expenses	10,655	116,997	76,118
Net Investment Income (Loss) (Note 1)	(2,443)	1,208,895	65,330
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTE 1):
Net realized gain(loss) on:
Investment securities	(266,445)	86,251	(1,283)
Futures contracts	—	—	—
	(266,445)	86,251	(1,283)
Change in net unrealized appreciation(depreciation) of:
Investment securities	427,197	1,261,841	(13,971)
Futures contracts	—	—	—
	427,197	1,261,841	(13,971)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	160,752	1,348,092	(15,254)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$158,309	$2,556,987	$50,076

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund		Small Cap Value Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$312,277	$838,040	$409,632	$1,000,912	$256,316	$678,555	$21,500	$45,707
Net realized gain (loss) on investments and futures contracts	(1,663,189)	(3,811,202)	(305,869)	(1,869,447)	(496,870)	448,797	(280,116)	(647,170)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	2,425,072	(17,487,338)	1,082,335	(19,317,413)	2,911,695	(19,178,589)	388,111	(492,157)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,074,160	(20,460,500)	1,186,098	(20,185,948)	2,671,141	(18,051,237)	129,495	(1,093,620)
DIVIDEND DISTRIBUTIONS (Note 6)
From net investment income	(308,983)	(411,091)	(405,141)	(503,408)	(253,710)	(365,017)	(21,292)	(43,666)
From capital gains	—	(30,792)	—	—	—	(1,424,167)	—	—
Total distributions	(308,983)	(441,883)	(405,141)	(503,408)	(253,710)	(1,789,184)	(21,292)	(43,666)
CAPITAL TRANSACTIONS:
Net proceeds from the sale of shares	—	88,321	1,406,179	2,827,602	324,091	634,383	159,790	130,000
Dividend reinvestments	307,040	439,207	395,267	493,052	252,223	1,778,182	21,292	43,666
Cost of shares redeemed	(44,444)	(1,053,913)	(75,683)	(1,281,680)	(38,105)	(900,770)	(11,560)	(10,544)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	262,596	(526,385)	1,725,763	2,038,974	538,209	1,511,795	169,522	163,122
NET INCREASE (DECREASE) IN NET ASSETS	1,027,773	(21,428,768)	2,506,720	(18,650,382)	2,955,640	(18,328,626)	277,725	(974,164)
NET ASSETS, BEGINNING OF PERIOD	36,464,259	57,893,027	35,954,184	54,604,566	32,174,027	50,502,653	3,071,497	4,045,661
NET ASSETS, END OF PERIOD	$37,492,032	$36,464,259	$38,460,904	$35,954,184	$35,129,667	$32,174,027	$3,349,222	$3,071,497
OTHER INFORMATION:
Shares outstanding at beginning of period	5,504,562	5,569,383	5,659,162	5,353,800	4,472,218	4,268,630	478,949	453,716
Shares issued	—	9,047	229,431	445,576	42,904	85,183	23,892	20,721
Shares issued as reinvestment of dividends	45,391	47,781	61,011	55,491	32,611	208,917	3,209	6,106
Shares redeemed	(7,421)	(121,649)	(13,047)	(195,705)	(5,610)	(90,512)	(1,251)	(1,594)
Net increase (decrease)	37,970	(64,821)	277,395	305,362	69,905	203,588	25,850	25,233
Shares outstanding at end of period	5,542,532	5,504,562	5,936,557	5,659,162	4,542,123	4,472,218	504,799	478,949

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Bond Fund		Money Market Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(2,443)	$1,032	$1,208,895	$2,503,056	$65,330	$2,271,947
Net realized gain (loss) on investments and futures contracts	(266,445)	(764,567)	86,251	97,251	(1,283)	67,166
Change in net unrealized appreciation (depreciation) of investments and futures contracts	427,197	(505,212)	1,261,841	(964,041)	(13,971)	17,604
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	158,309	(1,268,747)	2,556,987	1,636,266	50,076	2,356,717
DIVIDEND DISTRIBUTIONS (Note 6)
From net investment income	—	(5,897)	(1,183,851)	(2,506,549)	(64,613)	(2,301,845)
From capital gains	—	—	—	—	—	(56,815)
Total distributions	—	(5,897)	(1,183,851)	(2,506,549)	(64,613)	(2,358,660)
CAPITAL TRANSACTIONS:
Net proceeds from the sale of shares	150,000	149,347	1,502,438	1,025,660	13,332,511	36,874,249
Dividend reinvestments	—	5,897	1,153,199	2,452,587	64,581	2,340,153
Cost of shares redeemed	(6,500)	(10,162)	(57,880)	(1,482,221)	(25,672,040)	(49,096,026)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	143,500	145,082	2,597,757	1,996,026	(12,274,948)	(9,881,624)
NET INCREASE (DECREASE) IN NET ASSETS	301,809	(1,129,562)	3,970,893	1,125,743	(12,289,485)	(9,883,567)
NET ASSETS, BEGINNING OF PERIOD	2,645,308	3,774,870	51,410,451	50,284,708	84,910,748	94,794,315
NET ASSETS, END OF PERIOD	$2,947,117	$2,645,308	$55,381,344	$51,410,451	$72,621,263	$84,910,748
OTHER INFORMATION:
Shares outstanding at beginning of period	399,873	378,489	5,531,665	5,317,959	8,062,304	8,986,668
Shares issued	22,513	21,911	157,309	106,815	1,265,717	3,473,833
Shares issued as reinvestment of dividends	—	891	120,849	263,002	6,134	221,985
Shares redeemed	(1,050)	(1,418)	(6,162)	(156,111)	(2,436,857)	(4,620,182)
Net increase (decrease)	21,463	21,384	271,996	213,706	(1,165,006)	(924,364)
Shares outstanding at end of period	421,336	399,873	5,803,661	5,531,665	6,897,298	8,062,304

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2009 and each of the five years ended December 31, 2008 (or since the fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund							Equity Index Fund
	Six Months Ended June 30, 2009		Years Ended December 31,					Six Months Ended June 30, 2009		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2008	2007	2006	2005	2004	(Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$6.62		$10.39	$10.80	$9.75	$10.05	$9.40	$6.35		$10.20	$10.26	$9.04	$8.78	$8.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.06		0.15	0.16	0.14	0.13	0.11	0.07		0.18	0.21	0.17	0.15	0.15
Net Realized and Unrealized Gains (Losses) on Securities	0.14		(3.84)	0.34	1.36	0.24	0.65	0.13		(3.94)	0.39	1.22	0.26	0.71
Total From Investment Operations	0.20		(3.69)	0.50	1.50	0.37	0.76	0.20		(3.76)	0.60	1.39	0.41	0.86
Less: Dividend Distributions: From Net Investment Income	(0.06)		(0.07)	(0.15)	(0.14)	(0.13)	(0.11)	(0.07)		(0.09)	(0.19)	(0.17)	(0.15)	(0.15)
From Capital Gains	—		(0.01)	(0.76)	(0.31)	(0.54)	—	—		—	(0.47)	—	—	—
Total Distributions	(0.06)		(0.08)	(0.91)	(0.45)	(0.67)	(0.11)	(0.07)		(0.09)	(0.66)	(0.17)	(0.15)	(0.15)
Net Asset Value, End of Period	$6.76		$6.62	$10.39	$10.80	$9.75	$10.05	$6.48		$6.35	$10.20	$10.26	$9.04	$8.78
Total Return (%)(a)	2.96	(e)	(35.72)	4.62	15.56	3.75	8.17	3.06	(e)	(37.05)	5.74	15.61	4.79	10.68
Net Assets, End of Period ($ millions)	37.5		36.5	57.9	68.3	54.4	62.2	38.5		36.0	54.6	77.9	59.3	54.3
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.82	(d)	1.73	1.43	1.43	1.18	1.17	2.39	(d)	2.17	1.95	1.90	1.76	1.89
Ratio of Expenses to Average Net Assets (%)	0.93	(d)	0.86	0.79	0.82	0.85	0.83	0.55	(d)	0.49	0.41	0.44	0.48	0.47
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	(d)	0.50	0.50	0.50	0.50	0.50	0.13	(d)	0.13	0.13	0.12	0.13	0.13
Portfolio Turnover Rate (%)(b)	12.02	(e)	28.08	28.36	27.29	47.43	50.30	1.78	(e)	4.62	4.44	3.21	4.41	2.18

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  For the period May 1, 2007 (commencement of operations) to December 31, 2007.

(d)  Annualized.

(e)  Not annualized

(f)  Includes $0.01 of tax-basis return of capital distribution.

The accompanying notes are an integral part of these financial statements.

	Mid-Cap Equity Index Fund
	Six Months Ended June 30, 2009		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.19		$11.83		$12.20	$12.32	$11.69	$10.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.06		0.16		0.20	0.20	0.15	0.12
Net Realized and Unrealized Gains (Losses) on Securities	0.54		(4.38)		0.76	1.06	1.29	1.58
Total From Investment Operations	0.60		(4.22)		0.96	1.26	1.44	1.70
Less: Dividend Distributions: From Net Investment Income	(0.06)		(0.09	)(f)	(0.19)	(0.21)	(0.15)	(0.12)
From Capital Gains	—		(0.33)		(1.14)	(1.17)	(0.66)	(0.37)
Total Distributions	(0.06)		(0.42)		(1.33)	(1.38)	(0.81)	(0.49)
Net Asset Value, End of Period	$7.73		$7.19		$11.83	$12.20	$12.32	$11.69
Total Return (%)(a)	8.29	(e)	(36.19)		7.80	10.32	12.47	16.29
Net Assets, End of Period ($ millions)	35.1		32.2		50.5	49.9	53.6	38.4
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.64	(d)	1.56		1.57	1.51	1.33	1.09
Ratio of Expenses to Average Net Assets (%)	0.55	(d)	0.49		0.41	0.44	0.46	0.53
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	(d)	0.13		0.13	0.12	0.13	0.13
Portfolio Turnover Rate (%)(b)	7.27	(e)	17.47		22.53	26.07	18.85	15.82

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Value Fund						Small Cap Growth Fund						Bond Fund
	Six Months Ended June 30, 2009		Year Ended December 31,		Period Ended December 31,		Six Months Ended June 30, 2009		Year Ended December 31,		Period Ended December 31,		Six Months Ended June 30, 2009		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2008		2007(c)		(Unaudited)		2008		2007(c)		(Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$6.41		$8.92		$10.00		$6.62		$9.97		$10.00		$9.29		$9.46	$9.27	$9.26	$9.46	$9.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.04		0.10		0.05		(0.01)		0.00		(0.01)		0.21		0.46	0.41	0.39	0.37	0.36
Net Realized and Unrealized Gains (Losses) on Investments	0.22		(2.52)		(1.00)		0.38		(3.34)		0.02		0.25		(0.17)	0.20	(0.01)	(0.20)	(0.01)
Total From Investment Operations	0.26		(2.42)		(0.95)		0.37		(3.34)		0.01		0.46		0.29	0.61	0.38	0.17	0.35
Less: Dividend Distributions: From Net Investment Income	(0.04)		(0.09	)(f)	(0.05)		—		(0.01	)(g)	(0.01)		(0.21)		(0.46)	(0.42)	(0.37)	(0.37)	(0.36)
From Capital Gains	—		—		(0.08)		—		—		(0.03)		—		—	—	—	—	—
Total Distributions	(0.04)		(0.09)		(0.13)		—		(0.01)		(0.04)		(0.21)		(0.46)	(0.42)	(0.37)	(0.37)	(0.36)
Net Asset Value, End of Period	$6.63		$6.41		$8.92		$6.99		$6.62		$9.97		$9.54		$9.29	$9.46	$9.27	$9.26	$9.46
Total Return (%)(a)	4.12	(e)	(27.13)		(9.52	)(e)	5.73	(e)	(33.52)		0.10	(e)	4.96	(e)	3.25	6.67	4.26	1.80	3.73
Net Assets, End of Period ($ millions)	3.3		3.1		4.0		2.9		2.6		3.8		55.4		51.4	50.3	67.3	60.7	54.9
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.46	(d)	1.27		1.03	(d)	(0.19	)(d)	0.03		(0.22	)(d)	4.54	(d)	4.86	4.55	4.30	3.96	3.91
Ratio of Expenses to Average Net Assets (%)	1.28	(d)	1.21		1.29	(d)	1.27	(d)	1.21		1.30	(d)	0.88	(d)	0.81	0.74	0.77	0.80	0.79
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85	(d)	0.85		0.87	(d)	0.85	(d)	0.85		0.88	(d)	0.45	(d)	0.45	0.45	0.45	0.45	0.45
Portfolio Turnover Rate (%)(b)	22.50	(e)	58.20		60.85	(e)	53.52	(e)	93.02		68.66	(e)	14.95	(e)	8.03	26.15	16.83	13.44	41.77

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  For the period May 1, 2007 (commencement of operations) to December 31, 2007.

(d)  Annualized.

(e)  Not annualized

(f)  Includes $0.01 of tax-basis return of capital distributions.

(g)  Represents tax-basis return of capital distributions.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

	Money Market Fund
	Six Months Ended June 30, 2009		Years Ended December 31,
Selected Per Share and Supplementary Data:	(Unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.53		$10.55	$10.54	$10.54	$10.52	$10.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.01		0.25	0.53	0.51	0.32	0.13
Net Realized and Unrealized Gains (Losses) on Investments	—		—	—	—	—	—
Total From Investment Operations	0.01		0.25	0.53	0.51	0.32	0.13
Less: Dividend Distributions: From Net Investment Income	(0.01)		(0.26)	(0.52)	(0.51)	(0.30)	(0.13)
From Capital Gains	—		(0.01)	—	—	—	—
Total Distributions	(0.01)		(0.27)	(0.52)	(0.51)	(0.30)	(0.13)
Net Asset Value, End of Period	$10.53		$10.53	$10.55	$10.54	$10.54	$10.52
Total Return (%)(a)	0.06	(e)	2.46	5.12	4.91	3.06	1.18
Net Assets, End of Period ($ millions)	72.6		84.9	94.8	88.5	76.0	54.8
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.17	(d)	2.35	4.99	4.82	3.07	1.16
Ratio of Expenses to Average Net Assets (%)	0.63	(d)	0.56	0.48	0.52	0.55	0.53
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.20	(d)	0.20	0.20	0.20	0.20	0.20
Portfolio Turnover Rate (%)(b)	NA		NA	NA	NA	NA	NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." At June 30, 2009, it had seven series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund. Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser"). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999, and the Mid-Cap Equity Index Fund commenced operations on September 1, 2000. The Small Cap Value and Small Cap Growth Funds commenced operations on May 1, 2007.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with U.S. generally accepted accounting principles:

Fair Value — The Investment Company values its investments in accordance with Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a single definition of fair value, institutes a framework for measuring fair value and expands disclosures about fair value measurements. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. SFAS 157 establishes a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•  Level 1 — quoted prices in active markets for identical securities.

•  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of June 30, 2009, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds' investments as of June 30, 2009, by SFAS 157 valuation hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Market Value:
All America Fund	$36,108,506	$1,050,231	$68,000	$37,226,737
Equity Index Fund	$37,133,572	$1,319,858	—	$38,453,430
Mid-Cap Equity Index Fund	$32,106,308	$2,754,802	—	$34,861,110
Small Cap Value Fund	$3,120,918	$150,000	$34,000	$3,304,918
Small Cap Growth Fund	$2,868,886	$100,000	—	$2,968,886
Bond Fund	—	$54,339,014	—	$54,339,014
Money Market Fund	—	$72,589,871	—	$72,589,871
Other Financial Instruments:*
All America Fund	$6,962	—	—	$6,962
Equity Index Fund	$7,550	—	—	$7,550
Mid-Cap Equity Index Fund	$32,850	—	—	$32,850

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Six Months Ended June 30, 2009
	Balance December 31, 2008	Unrealized Gains (Losses)(a)	Transfer In/(Out) of Level 3	Balance June 30, 2009
All America Fund	$106,202	$(2,202)	$(36,000)	$68,000
Small Cap Value Fund	$34,000	—	—	$34,000

(a)  Unrealized gains and losses on Level 3 securities are included in Change in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Notes to the Summary Portfolios of Investments in Securities"), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in management's judgment, will not be fully realized.

As of June 30, 2009, management has evaluated the implications of FIN 48 and has concluded that it does not materially impact any of the Funds' financial statements. Tax returns for the years ended December 31, 2005 through 2008 for each Fund of the Investment Company remain subject to examination by the Internal Revenue Service.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

At June 30, 2009, the Funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations, which if unused will expire on the dates noted.

Expiring on December 31	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
2009	$0	$0	$0	$0
2010	0	0	0	0
2011	0	0	0	0
2012	0	0	0	0
2013	0	0	0	0
2014	0	0	0	0
2015	0	0	0	0
2016	2,822,876	1,668,092	0	606,778
2017	2,559,666	486,211	789,237	371,283
Total	$5,382,542	$2,154,303	$789,237	$978,061

Expiring on December 31	Small Cap Growth Fund	Bond Fund	Money Market Fund
2009	$0	$0	$0
2010	0	0	0
2011	0	1,247,366	0
2012	0	0	0
2013	0	24,447	0
2014	0	189,614	0
2015	0	0	0
2016	495,446	0	0
2017	553,122	0	1,283
Total	$1,048,568	$1,461,427	$1,283

2.   EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has entered into an Investment Advisory agreement with the Adviser. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge, at annual rates of .85%, of the value of the net assets for the Small Cap Value and Small Cap Growth Funds, .50% of the value of the net assets for the All America Fund, .125% of the value of the net assets for the Equity Index and Mid-Cap Equity Index Funds, .45% of the value of the net assets for the Bond Fund and .20% of the value of the net assets for the Money Market Fund.

Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) was responsible for compensation payable under such Sub-Advisory Agreement.

Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limits each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee, remains in effect through 2009 and continues into successive calendar years unless the Adviser gives two weeks advance notice before the beginning of a calendar year to terminate the agreement.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.   INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the six months ended June 30, 2009 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$4,160,505	$4,562,370	$3,396,567	$725,422
Proceeds from sales of investments	$4,004,050	$580,550	$2,117,331	$633,880

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$1,424,328	$250,938	$—
Proceeds from sales of investments	$1,308,331	$8,852,687	$—

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$—	$—	$—	$—
Proceeds from sales of investments	$—	$—	$—	$—

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$—	$7,268,364	$—
Proceeds from sales of investments	$—	$—	$—

For the Money Market Fund, the cost of short-term securities purchased was $427,139,710; net proceeds from sales were $439,557,779.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2009 for each of the Funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the tax treatment of distributions from Real Estate Investment Trusts (REITs).

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$3,458,771	$3,528,246	$1,956,147	$232,648
Unrealized Depreciation	(12,864,880)	(13,013,723)	(12,626,595)	(764,549)
Net	$(9,406,109)	$(9,485,477)	$(10,670,448)	$(531,901)
Tax Cost of Investments	$46,632,846	$47,938,907	$45,531,558	$3,836,819

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$260,463	$1,358,229	$3,133
Unrealized Depreciation	(380,232)	(1,168,538)	(23)
Net	$(119,769)	$189,691	$3,110
Tax Cost of Investments	$3,088,655	$54,149,323	$72,586,761

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.   CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At June 30, 2009, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of June 30, 2009, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of the following percentage of each fund's outstanding shares:

All America Fund	42%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	71%
Small Cap Value Fund	41%
Small Cap Growth	48%
Bond Fund	16%
Money Market Fund	2%

5.   FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund's outstanding shares) at June 30, 2009 were as follows:

All America Fund: three shareholders owning 23%, 19% and 9%, respectively.

Equity Index Fund: three shareholders owning 51%, 22% and 9%, respectively.

Mid-Cap Equity Index Fund: one shareholder owning 21%.

Small Cap Value Fund: two shareholders owning 46% and 5%, respectively.

Small Cap Growth Fund: one shareholder owning 40%.

Bond Fund: one shareholder owning 71%.

Money Market Fund: three shareholders owning 7%, 5% and 5;%, respectively.

6.   DIVIDENDS

On June 30, 2009, dividend distributions from net investment income were declared and paid for each of the Funds. For the year ended December 31, 2008, dividend distributions from net investment income and, as applicable, from net realized gains on investment transactions, were declared and paid for each of the Funds. Additionally, remaining required distributions relating to 2007 were made in accordance with Internal Revenue Code Section 855(a) and paid on August 27, 2008. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2009 and 2008 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2009 and 2008 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary income (a)
2009	$308,983	$405,141	$253,710	$21,292
2008	$441,883	$503,408	$645,993	$40,854
Long-term capital gains (b)
2009	$0	$0	$0	$0
2008	$0	$0	$1,115,889	$0
Return of Capital
2009	$0	$0	$0	$0
2008	$0	$0	$27,302	$2,812

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.   DIVIDENDS (CONTINUED)

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Ordinary income (a)
2009	$0	$1,183,851	$64,613
2008	$0	$2,506,549	$2,358,660
Long-term capital gains (b)
2009	$0	$0	$0
2008	$0	$0	$0
Return of Capital
2009	$0	$0	$0
2008	$5,897	$0	$0

Notes:

(a)  Includes distributions from fund-level net short-term capital gains.

(b)  To the extent reported, each fund designates these amounts as capital gain dividends for Federal income tax purposes.

Undistributed net income and gains (losses) — As of June 30, 2009, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$386,907	$490,525	$2,606	$0
Accumulated undistributed realized gain (loss) on investments and futures contracts	$(5,393,074)	$(2,154,304)	$(814,242)	$(978,058)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(9,406,109)	$(9,485,477)	$(10,670,448)	$(531,901)

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$5	$72,021	$23,817
Accumulated undistributed realized gain (loss) on investments and futures contracts	$(1,048,574)	$(1,461,428)	$8,359
Net unrealized appreciation (depreciation) of investments and futures contracts	$(119,769)	$189,691	$3,110

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the funds may reclassify book to tax differences as a result of differences arising in the accounting for REIT securities and fund distributions for Federal income tax purposes versus financial reporting purposes. Each fund's net assets are not affected by these reclassifications.

During the six months ended June 30, 2009, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$0	$0	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	0	0	0	0
Paid in capital	$0	$0	$0	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.   DIVIDENDS (CONTINUED)

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$2,443	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	0	0	0
Paid in capital	$(2,443)	$0	$0

7.   SUBSEQUENT EVENTS

Management has considered any events that occurred subsequent to June 30, 2009, the date of the Investment Company's financial statements, through August 12, 2009, the date of the issuance of the financial statements, to determine whether any of those events impacted the financial statements. Management determined that no events have occurred subsequent to the date of the Investment Company's financial statements that have impacted the financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ADDITIONAL INFORMATION

Quarterly Portfolio Schedule

Included in this Semi-Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.'s ("Investment Company") Fund portfolio holdings as of June 30, 2009. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Renewal of Investment Advisory Agreements

At its meeting held on February 24, 2009, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the "Adviser"). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale. Further, the Board considered the fact that the Adviser limits the Funds' expenses to transactional costs, taxes and the Adviser's asset-based fee.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. The Adviser has approximately $8.7 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company's Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser's quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ADDITIONAL INFORMATION (Continued)

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2008, the vast majority of the Funds demonstrated gross performance that equaled or exceeded their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past number of years due to changes made in the Adviser's investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser's fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser's fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

MUTUAL OF AMERICA
INSTITUTIONAL
FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES CORPORATION
320 PARK AVENUE
NEW YORK, NY 10022-6839
800-914-8716

ITEM 2.    CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a)  Schedule I – Portfolios of Investments in Securities follows:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2009 (Unaudited)

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.0%)
Abercrombie & Fitch Co. Cl A	224	5,687
Amazon.com, Inc.*	835	69,856
Apollo Group, Inc.*	275	19,558
AutoNation, Inc.*	279	4,841
AutoZone, Inc.*	99	14,960
Bed Bath & Beyond, Inc.*	675	20,756
Best Buy Co., Inc.	883	29,572
Big Lots, Inc.*	216	4,542
Black & Decker Corp.	158	4,528
Carnival Corp.	1,130	29,120
CBS Corp. Cl B	1,765	12,214
Centex Corp.	319	2,699
Coach, Inc.	822	22,095
Comcast Corp. Cl A	7,455	108,023
D.R. Horton, Inc.	712	6,664
Darden Restaurants, Inc.	355	11,708
DeVry, Inc.	155	7,756
DIRECTV Group, Inc.*	1,356	33,507
Disney (Walt) Co.	4,806	112,124
Eastman Kodak Co.	697	2,063
Expedia, Inc.*	541	8,175
Family Dollar Stores, Inc.	364	10,301
Ford Motor Co.*	8,349	50,678
Fortune Brands, Inc.	388	13,479
GameStop Corp. Cl A*	422	9,288
Gannett Co., Inc.	604	2,156
Gap, Inc.	1,191	19,532
Genuine Parts Co.	414	13,894
Goodyear Tire & Rubber Co.*	623	7,015
H&R Block, Inc.	880	15,162
Harley-Davidson, Inc.	608	9,856
Harman Int’l. Industries, Inc.	179	3,365
Hasbro, Inc.	325	7,878
Home Depot, Inc.	4,386	103,641
International Game Technology	765	12,164
Interpublic Group of Cos., Inc.*	1,239	6,257
Johnson Controls, Inc.	1,537	33,384
KB Home	195	2,668
Kohl’s Corp.*	787	33,644
Leggett & Platt, Inc.	406	6,183
Lennar Corp. Cl A	366	3,547
Limited Brands, Inc.	703	8,415
Lowe’s Cos., Inc.	3,817	74,088

Macy’s, Inc	1,087	12,783
Marriott International, Inc. Cl A	767	16,924
Mattel, Inc.	927	14,878
McDonald’s Corp.	2,854	164,076
McGraw-Hill Cos., Inc.	817	24,600
Meredith Corp.	95	2,427
New York Times Co. Cl A	301	1,659
Newell Rubbermaid, Inc.	716	7,454
News Corp. Cl A	5,954	54,241
NIKE, Inc. Cl B	1,002	51,884
Nordstrom, Inc.	412	8,195
O’Reilly Automotive, Inc.*	347	13,214
Office Depot, Inc.*	711	3,242
Omnicom Group, Inc.	807	25,485
Penney (J.C.) Co., Inc.	574	16,480
Polo Ralph Lauren Corp.	151	8,085
Pulte Homes, Inc.	552	4,874
RadioShack Corp.	325	4,537
Scripps Networks Interactive, Inc. Cl A	231	6,429
Sears Hldgs. Corp.*	140	9,313
Sherwin-Williams Co.	251	13,491
Snap-On, Inc.	148	4,254
Stanley Works	202	6,836
Staples, Inc.	1,852	37,355
Starbucks Corp.*	1,903	26,433
Starwood Hotels & Resorts Worldwide, Inc.	483	10,723
Target Corp.	1,945	76,769
Tiffany & Co.	321	8,141
Time Warner Cable, Inc.	910	28,820
Time Warner, Inc.	3,094	77,938
TJX Cos., Inc.	1,070	33,662
V.F. Corp.	228	12,620
Viacom, Inc. Cl B*	1,568	35,594
Washington Post Co. Cl B	15	5,283
Whirlpool Corp.	192	8,172
Wyndham Worldwide Corp.	459	5,563
Wynn Resorts Ltd.*	175	6,178
Yum! Brands, Inc.	1,194	39,808
		1,865,463
CONSUMER STAPLES (6.6%)
Altria Group, Inc.	5,350	87,687
Archer-Daniels-Midland Co.	1,660	44,438
Avon Products, Inc.	1,107	28,538
Brown-Forman Corp. Cl B	253	10,874
Campbell Soup Co.	517	15,210
Clorox Co.	360	20,099
Coca-Cola Co.	5,151	247,196
Coca-Cola Enterprises, Inc.	820	13,653
Colgate-Palmolive Co.	1,292	91,396

ConAgra Foods, Inc.	1,161	22,129
Constellation Brands, Inc. Cl A*	509	6,454
Costco Wholesale Corp.	1,124	51,367
CVS Caremark Corp.	3,763	119,927
Dean Foods Co.*	457	8,770
Dr. Pepper Snapple Group, Inc.*	659	13,964
Estee Lauder Cos., Inc. Cl A	296	9,670
General Mills, Inc.	851	47,673
Heinz (H.J.) Co.	816	29,131
Hershey Co.	432	15,552
Hormel Foods Corp.	184	6,355
J.M. Smucker Co.	307	14,939
Kellogg Co.	654	30,457
Kimberly-Clark Corp.	1,073	56,257
Kraft Foods, Inc. Cl A	3,815	96,672
Kroger Co.	1,687	37,198
Lorillard, Inc.	436	29,548
McCormick & Co., Inc.	333	10,832
Molson Coors Brewing Co. Cl B	389	16,466
Pepsi Bottling Group, Inc.	353	11,946
PepsiCo, Inc.	4,025	221,214
Philip Morris Int’l., Inc.	5,073	221,284
Proctor & Gamble Co.	7,546	385,601
Reynolds American, Inc.	435	16,800
Safeway, Inc.	1,103	22,468
Sara Lee Corp.	1,799	17,558
SUPERVALU, Inc.	548	7,097
Sysco Corp.	1,526	34,304
Tyson Foods, Inc. Cl A	784	9,886
Wal-Mart Stores, Inc.	5,770	279,499
Walgreen Co.	2,570	75,558
Whole Foods Market, Inc.	364	6,909
		2,492,576
ENERGY (6.9%)
Anadarko Petroleum Corp.	1,294	58,735
Apache Corp.	865	62,410
Baker Hughes, Inc.	801	29,188
BJ Services Co.	761	10,372
Cabot Oil & Gas Corp.	267	8,181
Cameron International Corp.*	563	15,933
Chesapeake Energy Corp.	1,457	28,892
Chevron Corp.	5,194	344,103
ConocoPhillips	3,835	161,300
Consol Energy, Inc.	468	15,893
Denbury Resources, Inc.*	643	9,471
Devon Energy Corp.	1,148	62,566
Diamond Offshore Drilling, Inc	177	14,700
El Paso Corp.	1,815	16,752
ENSCO International, Inc.	366	12,762

EOG Resources, Inc.	643	43,673
Exxon Mobil Corp.	12,625	882,614
FMC Technologies, Inc.*	314	11,800
Halliburton Co.	2,321	48,045
Hess Corp.	732	39,345
Marathon Oil Corp.	1,832	55,198
Massey Energy Co.	219	4,279
Murphy Oil Corp.	495	26,888
Nabors Industries Ltd.*	732	11,405
National Oilwell Varco, Inc.*	1,079	35,240
Noble Energy, Inc.	449	26,478
Occidental Petroleum Corp.	2,103	138,398
Peabody Energy Corp.	692	20,871
Pioneer Natural Resources Co.	295	7,523
Range Resources Corp.	401	16,605
Rowan Cos., Inc.	292	5,641
Schlumberger Ltd.	3,102	167,849
Smith International, Inc.	568	14,626
Southwestern Energy Co.*	887	34,460
Spectra Energy Corp.	1,667	28,206
Sunoco, Inc.	304	7,053
Tesoro Corp.	357	4,545
Valero Energy Corp.	1,438	24,288
Williams Cos., Inc.	1,503	23,462
XTO Energy, Inc.	1,498	57,134
		2,586,884
FINANCIALS (7.5%)
Aflac, Inc.	1,210	37,619
Allstate Corp.	1,392	33,965
American Express Co.	3,076	71,486
American Int’l. Group, Inc.*	7,004	8,125
Ameriprise Financial, Inc.	658	15,970
Aon Corp.	716	27,115
Apartment Investment & Management Co. Cl A	303	2,682
Assurant, Inc.	307	7,396
AvalonBay Communities, Inc.	207	11,580
Bank of America Corp.	20,941	276,421
Bank of New York Mellon Corp.	3,098	90,802
BB&T Corp.	1,676	36,838
Boston Properties, Inc.	358	17,077
Capital One Financial Corp.	1,167	25,534
CB Richard Ellis Group, Inc. Cl A*	611	5,719
Charles Schwab Corp.	2,430	42,622
Chubb Corp.	912	36,371
Cincinnati Financial Corp.	420	9,387
CIT Group, Inc.	1,005	2,161
Citigroup, Inc.	14,344	42,602
CME Group, Inc.	173	53,822
Comerica, Inc.	389	8,227

Discover Financial Svcs.	1,241	12,745
E*Trade Financial Corp.*	2,659	3,404
Equity Residential	708	15,739
Federated Investors, Inc. Cl B	230	5,541
Fifth Third Bancorp	1,897	13,469
First Horizon National Corp.*	553	6,631
Franklin Resources, Inc.	394	28,372
Genworth Financial, Inc. Cl A	1,120	7,829
Goldman Sachs Group, Inc.	1,306	192,557
Hartford Financial Svcs. Group, Inc.	839	9,959
HCP, Inc.	706	14,960
Health Care REIT, Inc.	287	9,787
Host Hotels & Resorts, Inc.	1,554	13,038
Hudson City Bancorp, Inc.	1,353	17,981
Huntington Bancshares, Inc.	1,405	5,873
IntercontinentalExchange, Inc.*	188	21,477
Invesco Ltd.	1,065	18,978
Janus Capital Group, Inc.	413	4,708
JPMorgan Chase & Co.	10,088	344,102
KeyCorp	1,836	9,621
Kimco Realty Corp.	839	8,432
Legg Mason, Inc.	369	8,996
Leucadia National Corp.*	468	9,870
Lincoln National Corp.	765	13,166
Loews Corp.	936	25,646
M&T Bank Corp.	211	10,746
Marsh & McLennan Cos., Inc.	1,353	27,236
Marshall & Ilsley Corp.	910	4,368
MBIA, Inc.*	442	1,914
MetLife, Inc.	2,118	63,561
Moody’s Corp.	494	13,017
Morgan Stanley	3,503	99,871
Nasdaq OMX Group, Inc.*	353	7,522
Northern Trust Corp.	622	33,389
NYSE Euronext	673	18,339
People’s United Financial, Inc.	903	13,581
Plum Creek Timber Co., Inc.	421	12,537
PNC Financial Svcs. Grp., Inc.	1,194	46,339
Principal Financial Grp., Inc.	804	15,147
Progressive Corp.*	1,764	26,654
ProLogis	1,147	9,245
Prudential Financial, Inc.	1,198	44,590
Public Storage	324	21,216
Regions Financial Corp.	2,993	12,092
Simon Property Group, Inc.	725	37,307
SLM Corp.*	1,208	12,406
State Street Corp.	1,278	60,322
SunTrust Banks, Inc.	1,201	19,756
T. Rowe Price Group, Inc.	660	27,502

Torchmark Corp.	214	7,927
Travelers Cos., Inc.	1,518	62,299
U.S. Bancorp	4,910	87,987
Unum Group	860	13,640
Ventas, Inc.	404	12,063
Vornado Realty Trust	411	18,520
Wells Fargo & Co.	12,052	292,382
XL Capital Ltd. Cl A	884	10,131
Zions Bancorporation	296	3,422
		2,833,430
HEALTH CARE (7.7%)
Abbott Laboratories	3,997	188,019
Aetna, Inc.	1,156	28,958
Allergan, Inc.	794	37,779
AmerisourceBergen Corp.	782	13,873
Amgen, Inc.*	2,619	138,650
Anthem/WellPoint, Inc.*	1,255	63,867
Bard (C.R.), Inc.	256	19,059
Baxter International, Inc.	1,565	82,882
Becton, Dickinson & Co.	620	44,212
Biogen Idec, Inc.*	747	33,727
Boston Scientific Corp.*	3,899	39,536
Bristol-Myers Squibb Co.	5,122	104,028
Cardinal Health, Inc.	929	28,381
Celgene Corp.*	1,190	56,930
Cephalon, Inc.*	190	10,764
CIGNA Corp.	711	17,128
Coventry Health Care, Inc.*	383	7,166
DaVita, Inc.*	268	13,255
Dentsply International, Inc.	387	11,811
Express Scripts, Inc.*	701	48,194
Forest Laboratories, Inc.*	780	19,586
Genzyme Corp.*	702	39,080
Gilead Sciences, Inc.*	2,344	109,793
Hospira, Inc.*	412	15,870
Humana, Inc.*	435	14,033
IMS Health, Inc.	472	5,994
Intuitive Surgical, Inc.*	99	16,202
Johnson & Johnson	7,130	404,984
King Pharmaceuticals, Inc.*	637	6,134
Laboratory Corp. of America Hldgs.*	280	18,981
Life Technologies Corp.*	448	18,691
Lilly (Eli) & Co.	2,614	90,549
McKesson Corp.	702	30,888
Medco Health Solutions, Inc.*	1,248	56,921
Medtronic, Inc.	2,891	100,867
Merck & Co., Inc.	5,452	152,438
Millipore Corp.*	140	9,829
Mylan, Inc.*	787	10,270

Patterson Cos., Inc.*	235	5,100
PerkinElmer, Inc.	302	5,255
Pfizer, Inc.	17,458	261,870
Quest Diagnostics, Inc.	389	21,951
Schering-Plough Corp.	4,210	105,755
St. Jude Medical, Inc.*	894	36,743
Stryker Corp.	617	24,520
Tenet Healthcare Corp.*	1,086	3,063
Thermo Fisher Scientific, Inc.*	1,082	44,113
UnitedHealth Group, Inc.	3,078	76,888
Varian Medical Systems, Inc.*	325	11,421
Waters Corp.*	250	12,868
Watson Pharmaceuticals, Inc.*	272	9,164
Wyeth	3,451	156,641
Zimmer Hldgs., Inc.*	557	23,728
		2,908,409
INDUSTRIALS (5.5%)
3M Co.	1,799	108,120
Avery Dennison Corp.	291	7,473
Boeing Co.	1,878	79,815
Burlington Northern Santa Fe Corp.	721	53,022
C.H. Robinson Worldwide, Inc.	440	22,946
Caterpillar, Inc.	1,557	51,443
Cintas Corp.	341	7,788
Cooper Industries Ltd. Cl A	431	13,383
CSX Corp.	1,013	35,080
Cummins, Inc.	526	18,520
Danaher Corp.	659	40,687
Deere & Co.	1,095	43,745
Donnelley (R.R.) & Sons Co.	532	6,182
Dover Corp.	483	15,982
Dun & Bradstreet Corp.	138	11,207
Eaton Corp.	428	19,093
Emerson Electric Co.	1,943	62,953
Equifax, Inc.	328	8,561
Expeditors Int'l. of Wash.	551	18,370
Fastenal Co.	332	11,012
FedEx Corp.	805	44,774
Flowserve Corp.	147	10,262
Fluor Corp.	471	24,158
General Dynamics Corp.	996	55,168
General Electric Co.	27,377	320,858
Goodrich Corp.	323	16,140
Grainger (W.W.), Inc.	161	13,183
Honeywell International, Inc.	1,923	60,382
Illinois Tool Works, Inc.	994	37,116
Iron Mountain, Inc.*	466	13,398
ITT Corp.	467	20,782
Jacobs Engineering Group, Inc.*	317	13,343

L-3 Communications Hldgs., Inc.	302	20,953
Lockheed Martin Corp.	845	68,149
Manitowoc Co., Inc.	337	1,773
Masco Corp.	931	8,919
Monster Worldwide, Inc.*	321	3,791
Norfolk Southern Corp.	950	35,787
Northrop Grumman Corp.	837	38,234
PACCAR, Inc.	939	30,527
Pall Corp.	309	8,207
Parker Hannifin Corp.	418	17,957
Pitney Bowes, Inc.	535	11,733
Precision Castparts Corp.	360	26,291
Quanta Services, Inc.*	515	11,912
Raytheon Co.	1,020	45,319
Republic Services, Inc.	834	20,358
Robert Half Int'l., Inc.	396	9,354
Rockwell Automation, Inc.	367	11,788
Rockwell Collins, Inc.	410	17,109
Ryder System, Inc.	148	4,132
Southwest Airlines Co.	1,921	12,928
Stericycle, Inc.*	218	11,234
Textron, Inc.	694	6,704
Union Pacific Corp.	1,304	67,886
United Parcel Service, Inc. Cl B	2,573	128,624
United Technologies Corp.	2,438	126,678
Waste Management, Inc.	1,274	35,876
		2,047,169
INFORMATION TECHNOLOGY (10.2%)
Adobe Systems, Inc.*	1,356	38,375
Advanced Micro Devices, Inc.*	1,457	5,639
Affiliated Computer Svcs., Inc. Cl A*	251	11,149
Agilent Technologies, Inc.*	888	18,035
Akamai Technologies, Inc.*	447	8,573
Altera Corp.	760	12,373
Amphenol Corp. Cl A	443	14,017
Analog Devices, Inc.	751	18,610
Apple, Inc.*	2,308	328,728
Applied Materials, Inc.	3,453	37,879
Autodesk, Inc.*	588	11,160
Automatic Data Processing, Inc.	1,297	45,966
BMC Software, Inc.*	479	16,185
Broadcom Corp. Cl A*	1,106	27,418
CA, Inc.	1,021	17,796
Ciena Corp.*	234	2,422
Cisco Systems, Inc.*	14,928	278,258
Citrix Systems, Inc.*	472	15,052
Cognizant Technology Solutions Inc. Cl A*	754	20,132
Computer Sciences Corp.*	393	17,410
Compuware Corp.*	628	4,308

Convergys Corp.*	317	2,942
Corning, Inc.	4,018	64,529
Dell, Inc.*	4,493	61,689
eBay, Inc.*	2,792	47,827
Electronic Arts, Inc.*	834	18,114
EMC Corp.*	5,205	68,186
Fidelity Nat'l. Information Svcs., Inc.	491	9,800
Fiserv, Inc.*	403	18,417
FLIR Systems, Inc.*	388	8,753
Google, Inc.*	618	260,543
Harris Corp.	347	9,841
Hewlett-Packard Co.	6,170	238,470
Int'l. Business Machines Corp.	3,421	357,221
Intel Corp.	14,457	239,263
Intuit, Inc.*	833	23,457
Jabil Circuit, Inc.	554	4,111
JDS Uniphase Corp.*	571	3,266
Juniper Networks, Inc.*	1,355	31,978
KLA-Tencor Corp.	443	11,186
Lexmark International, Inc. Cl A*	204	3,233
Linear Technology Corp.	573	13,380
LSI Corp.*	1,681	7,665
MasterCard, Inc. Cl A	187	31,287
McAfee, Inc.*	402	16,960
MEMC Electronic Materials, Inc.*	584	10,401
Microchip Technology, Inc.	475	10,711
Micron Technology, Inc.*	2,189	11,076
Microsoft Corp.	19,805	470,765
Molex, Inc.	359	5,582
Motorola, Inc.	5,926	39,289
National Semiconductor Corp.	504	6,325
NetApp, Inc.*	857	16,900
Novell, Inc.*	893	4,045
Novellus Systems, Inc.*	258	4,309
Nvidia Corp.*	1,414	15,964
Oracle Corp.	9,792	209,745
Paychex, Inc.	831	20,941
QLogic Corp.*	308	3,905
QUALCOMM, Inc.	4,281	193,501
salesforce.com, inc.*	269	10,268
SanDisk Corp.*	582	8,550
Sun Microsystems, Inc.*	1,931	17,804
Symantec Corp.*	2,115	32,909
Tellabs, Inc.*	1,028	5,890
Teradata Corp.*	447	10,473
Teradyne, Inc.*	448	3,073
Texas Instruments, Inc.	3,294	70,162
Total System Services, Inc.	512	6,856
VeriSign, Inc.*	502	9,277

Western Digital Corp.*	531	14,072
Western Union Co.	1,816	29,782
Xerox Corp.	2,240	14,515
Xilinx, Inc.	715	14,629
Yahoo!, Inc.*	3,603	56,423
		3,829,745
MATERIALS (1.8%)
Air Products & Chemicals, Inc.	548	35,395
AK Steel Hldg. Corp.	283	5,431
Alcoa, Inc.	2,526	26,094
Allegheny Technologies, Inc.	250	8,733
Ball Corp.	243	10,974
Bemis Co., Inc.	257	6,476
CF Industries Hldgs., Inc.	126	9,342
Dow Chemical Co.	2,781	44,885
Du Pont (E.I.) de Nemours & Co.	2,343	60,028
Eastman Chemical Co.	188	7,125
Ecolab, Inc.	435	16,961
Freeport-McMoRan Copper & Gold, Inc.	1,064	53,317
Int'l. Flavors & Fragrances, Inc.	205	6,708
International Paper Co.	1,117	16,900
MeadWestvaco Corp.	442	7,253
Monsanto Co.	1,411	104,894
Newmont Mining Corp.	1,265	51,701
Nucor Corp.	818	36,344
Owens-Illinois, Inc.*	435	12,184
Pactiv Corp.*	340	7,378
PPG Industries, Inc.	423	18,570
Praxair, Inc.	801	56,927
Sealed Air Corp.	409	7,546
Sigma-Aldrich Corp.	316	15,661
Titanium Metals Corp.	220	2,022
United States Steel Corp.	370	13,224
Vulcan Materials Co.	315	13,577
Weyerhaeuser Co.	546	16,615
		672,265
TELECOMMUNICATION SERVICES (2.0%)
American Tower Corp. Cl A*	1,030	32,476
AT&T, Inc.	15,254	378,909
CenturyTel, Inc.	265	8,136
Embarq Corp.	368	15,478
Frontier Communications Corp.	808	5,769
MetroPCS Communications, Inc.*	619	8,239
Qwest Communications Int'l., Inc.	3,862	16,027
Sprint Nextel Corp.*	7,418	35,681
Verizon Communications, Inc.	7,344	225,681
Windstream Corp.	1,137	9,505
		735,901

UTILITIES (2.3%)
AES Corp.*	1,724	20,016
Allegheny Energy, Inc.	435	11,158
Ameren Corp.	549	13,665
American Electric Power Co., Inc.	1,233	35,621
CenterPoint Energy, Inc.	902	9,994
CMS Energy Corp.	587	7,091
Consolidated Edison, Inc.	706	26,419
Constellation Energy Group, Inc.	515	13,689
Dominion Resources, Inc.	1,525	50,966
DTE Energy Co.	424	13,568
Duke Energy Corp.	3,332	48,614
Dynegy, Inc. Cl A*	1,321	2,999
Edison International	846	26,615
Entergy Corp.	507	39,303
EQT Corp.	338	11,800
Exelon Corp.	1,708	87,467
FirstEnergy Corp.	788	30,535
FPL Group, Inc.	1,063	60,442
Integrys Energy Group, Inc.	193	5,788
Nicor, Inc.	115	3,981
NiSource, Inc.	709	8,267
Northeast Utilities	452	10,084
Pepco Hldgs., Inc.	569	7,647
PG&E Corp.	952	36,595
Pinnacle West Capital Corp.	257	7,749
PPL Corp.	974	32,103
Progress Energy Enterprise	721	27,275
Public Svc. Enterprise Group, Inc.	1,310	42,745
Questar Corp.	450	13,977
SCANA Corp.	310	10,066
Sempra Energy	633	31,416
Southern Co.	2,023	63,037
TECO Energy, Inc.	550	6,562
Wisconsin Energy Corp.	304	12,376
Xcel Energy, Inc.	1,178	21,687
		851,317
TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $27,697,105) 55.5%		20,823,159

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	AAA	0.15	07/30/09	200,000	199,976
U.S. Treasury Bill (1)	AAA	0.17	08/20/09	100,000	99,976
					299,952
COMMERCIAL PAPER (0.8%)
Toyota Motor Credit Corp.	A-1+	0.18	07/15/09	300,000	299,979
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $599,931) 1.6%					599,931

TOTAL INDEXED ASSETS
(Cost: $28,297,036) 57.1%					21,423,090

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.2%)
California Pizza Kitchen, Inc.*	4,300	57,147
Comcast Corp. Cl A	5,061	73,334
Deckers Outdoor Corp.*	686	48,205
Dillard's, Inc. Cl A	9,645	88,734
Disney (Walt) Co.	1,656	38,634
Family Dollar Stores, Inc.	1,613	45,648
G-III Apparel Group Ltd.*	2,914	33,482
Grand Canyon Education, Inc.*	2,175	36,497
Gymboree Corp.*	1,262	44,776
H&R Block, Inc.	2,046	35,253
Home Depot, Inc.	1,000	23,630
Johnson Controls, Inc.	2,944	63,944
Leapfrog Enterprises, Inc.*	3,930	9,000
McDonald's Corp.	2,336	134,297
MDC Partners, Inc.*	1,623	8,959
Omnicom Group, Inc.	1,425	45,002
P.F. Chang's China Bistro, Inc.*	1,077	34,529
Pep Boys - Manny, Moe & Jack	5,588	56,662
Rent-A-Center, Inc.*	3,383	60,319
Shutterfly, Inc.*	2,608	36,382
Smith & Wesson Hldg. Corp.*	7,365	41,833
Sonic Corp.*	3,805	38,164
Staples, Inc.	3,587	72,350
Target Corp.	814	32,129
Time Warner Cable, Inc.	337	10,673
Time Warner, Inc.	1,345	33,889
TJX Cos., Inc.	674	21,204
Tupperware Brands Corp.	6,931	180,345
V.F. Corp.	717	39,686
WMS Industries, Inc.*	1,823	57,443
Wolverine World Wide, Inc.	2,469	54,466
		1,556,616
CONSUMER STAPLES (3.3%)
American Italian Pasta Co. Cl A*	5,387	156,977
Casey's General Stores, Inc.	1,543	39,640
Chattem, Inc.*	952	64,831
Clorox Co.	736	41,091
Colgate-Palmolive Co.	729	51,569
Constellation Brands, Inc. Cl A*	4,395	55,729
CVS Caremark Corp.	2,879	91,754
Darling International, Inc.*	2,425	16,005
General Mills, Inc.	1,230	68,905
Great Atlantic & Pacific Tea Co., Inc.*	7,435	31,599
Kraft Foods, Inc. Cl A	1,432	36,287
Lance, Inc.	450	10,409

PepsiCo, Inc.	2,395	131,629
Proctor & Gamble Co.	3,560	181,916
Smart Balance, Inc.*	4,175	28,432
Vector Group Ltd.	4,450	63,591
Wal-Mart Stores, Inc.	3,343	161,935
		1,232,299
ENERGY (3.5%)
Apache Corp.	480	34,632
Arena Resources, Inc.*	750	23,888
Carrizo Oil and Gas, Inc.*	1,875	32,156
Chevron Corp.	1,722	114,083
CNX Gas Corp.*	897	23,564
ConocoPhillips	1,365	57,412
Consol Energy, Inc.	738	25,062
Dril-Quip, Inc.*	852	32,461
Ellora Energy, Inc.†	3,000	16,500
Endeavour International Corp.*	4,616	6,278
Exxon Mobil Corp.	5,003	349,760
Halliburton Co.	2,895	59,927
ION Geophysical Corp.*	4,030	10,357
MarkWest Energy Partners LP	1,780	32,396
McMoRan Exploration Co.*	9,100	54,236
Noble Energy, Inc.	694	40,925
Occidental Petroleum Corp.	1,424	93,713
Range Resources Corp.	816	33,791
Schlumberger Ltd.	1,202	65,040
Southwestern Energy Co.*	582	22,611
Superior Well Services, Inc.*	969	5,766
T-3 Energy Services, Inc.*	3,657	43,555
Trico Marine Services, Inc.*	2,951	10,122
Valero Energy Corp.	540	9,121
Willbros Group, Inc.*	5,383	67,341
Williams Cos., Inc.	1,773	27,677
XTO Energy, Inc.	584	22,274
		1,314,648
FINANCIALS (6.4%)
Aflac, Inc.	962	29,909
AmTrust Financial Svcs., Inc.	1,290	14,706
Aon Corp.	720	27,266
Ashford Hospitality Trust, Inc.	11,373	31,958
Aspen Insurance Hldgs. Ltd.	3,115	69,589
BancFirst Corp.	642	22,200
Bank Mutual Corp.	6,709	58,502
Bank of America Corp.	7,171	94,657
Bank of New York Mellon Corp.	2,020	59,206
Brookline Bancorp, Inc.	6,580	61,326
CapLease, Inc.	1,235	3,409
Chubb Corp.	1,201	47,896
CME Group, Inc.	199	61,911
Ellington Financial LLC†***	3,400	68,000
FBR Capital Markets Corp.*	2,180	10,246
Federated Investors, Inc. Cl B	1,663	40,062
FelCor Lodging Trust, Inc.	2,063	5,075
First Niagara Financial Group, Inc.	3,654	41,729
Franklin Resources, Inc.	612	44,070

Glacier Bancorp, Inc.	4,907	72,476
Goldman Sachs Group, Inc.	699	103,061
Highwoods Properties, Inc.	2,139	47,849
IBERIABANK Corp.	614	24,198
iShares Russell 2000 Growth Index Fund	1,291	73,187
iShares Russell Microcap Index Fund	1,483	48,791
JPMorgan Chase & Co.	3,805	129,789
Marlin Business Svcs. Corp.*	3,304	18,502
Meadowbrook Insurance Group, Inc.	7,375	48,159
Medical Properties Trust, Inc.	1,637	9,937
MFA Financial, Inc.	7,654	52,966
Mid-America Apt. Communities, Inc.	747	27,422
National Penn Bancshares, Inc.	639	2,946
National Retail Pptys., Inc.	1,090	18,912
NewAlliance Bancshares, Inc.	7,092	81,558
Pennsylvania REIT	2,009	10,045
PMA Capital Corp. Cl A*	5,384	24,497
ProAssurance Corp.*	1,217	56,238
Progressive Corp.*	3,173	47,944
ProLogis	1,455	11,727
PS Business Parks, Inc.	455	22,040
Realty Income Corp.	2,156	47,260
S.Y. Bancorp, Inc.	1,610	38,914
SeaBright Insurance Hldgs., Inc.*	5,297	53,659
Senior Housing Pptys. Trust	4,585	74,827
Signature Bank*	1,217	33,005
SPDR KBW	1,050	19,247
Stifel Financial Corp.*	708	34,048
T. Rowe Price Group, Inc.	956	39,837
Tower Group, Inc.	1,486	36,823
Travelers Cos., Inc.	769	31,560
Trico Bancshares	977	15,144
U.S. Bancorp	3,079	55,176
Vintage Wine Trust, Inc.†***	7,340	0
Walter Investment Management Corp.*	394	5,232
Wells Fargo & Co.	3,581	86,875
Westamerica Bancorporation	1,659	82,303
Westfield Financial, Inc.	3,503	31,737
		2,409,608
HEALTH CARE (6.0%)
Abbott Laboratories	3,597	169,203
ABIOMED, Inc.*	5,933	52,329
Acorda Therapeutics, Inc.*	861	24,272
Aetna, Inc.	848	21,242
Almost Family, Inc.*	1,270	33,160
Alnylam Pharmaceuticals, Inc.*	733	16,324
Alphatec Hldgs., Inc.*	16,981	56,377
American Medical Systems Hldgs., Inc.*	1,725	27,255
AmerisourceBergen Corp.	2,626	46,585
Amgen, Inc.*	481	25,464
Animal Health Int’l., Inc.*	2,280	3,534
Athenahealth, Inc.*	725	26,832
Auxilium Pharmaceuticals, Inc.*	626	19,644
Baxter International, Inc.	1,325	70,172
CardioNet, Inc.*	1,700	27,744
Celgene Corp.*	1,399	66,928

Conceptus, Inc.*	4,232	71,521
Conmed Corp.*	1,928	29,923
Emergent Biosolutions, Inc.*	1,900	27,227
Enzon Pharmaceuticals, Inc.*	19,931	156,857
ev3, Inc.*	3,074	32,953
Exelixis, Inc.*	6,325	30,803
Genoptix, Inc.*	968	30,966
Geron Corp.*	1,825	13,998
Gilead Sciences, Inc.*	2,808	131,527
Inspire Pharmaceuticals, Inc.*	3,330	18,515
Isis Pharmaceuticals, Inc.*	1,231	20,312
Johnson & Johnson	4,037	229,302
Kendle International, Inc.*	1,175	14,382
Laboratory Corp. of America Hldgs.*	721	48,877
Luminex Corp.*	700	12,978
Magellan Health Svcs., Inc.*	1,582	51,921
McKesson Corp.	1,065	46,860
MedAssets, Inc.*	2,091	40,670
Medco Health Solutions, Inc.*	516	23,535
Medicines Co.*	1,325	11,117
Medivation, Inc.*	975	21,850
Medtronic, Inc.	1,361	47,485
Merck & Co., Inc.	1,504	42,052
Mylan, Inc.*	1,532	19,993
Myriad Genetics, Inc.*	440	15,686
Neogen Corp.*	1,778	51,526
Omnicell, Inc.*	1,100	11,825
Onyx Pharmaceuticals, Inc.*	874	24,699
Optimer Pharmaceuticals, Inc.*	1,225	18,338
OSI Pharmaceuticals, Inc. - rights*	131	0
Regeneron Pharmaceuticals, Inc.*	450	8,064
Schering-Plough Corp.	3,926	98,621
Seattle Genetics, Inc.*	2,820	27,410
Sepracor, Inc.*	2,562	44,374
St. Jude Medical, Inc.*	869	35,716
STERIS Corp.	1,559	40,659
Varian, Inc.*	575	22,672
		2,262,279
INDUSTRIALS (5.2%)
Actuant Corp. Cl A	3,440	41,968
Aircastle Ltd.	4,765	35,023
Alaska Air Group, Inc.*	3,577	65,316
Astec Industries, Inc.*	1,626	48,276
AZZ, Inc.*	3,114	107,153
Belden, Inc.	980	16,366
Burlington Northern Santa Fe Corp.	593	43,609
Comfort Systems USA, Inc.	3,119	31,970
Cornell Cos., Inc.*	1,887	30,588
CRA International, Inc.*	673	18,682
Cummins, Inc.	1,508	53,097
Curtiss-Wright Corp.	916	27,233
Encore Wire Corp.	2,180	46,543
Expeditors Int’l. of Wash.	1,948	64,946
General Electric Co.	11,322	132,694
Genesee & Wyoming, Inc. Cl A*	3,626	96,125
Graham Corp.	2,187	29,087

Hub Group, Inc. Cl A*	1,331	27,472
Huron Consulting Group, Inc.*	737	34,072
Illinois Tool Works, Inc.	1,151	42,978
Insteel Industries, Inc.	715	5,892
JetBlue Airways Corp*	3,170	13,536
Kaydon Corp.	1,280	41,677
Lockheed Martin Corp.	994	80,166
Mueller Industries, Inc.	4,619	96,075
Northrop Grumman Corp.	1,065	48,649
Old Dominion Freight Line, Inc.*	3,614	121,322
Orion Marine Group, Inc.*	2,150	40,850
Powell Industries, Inc.*	757	28,062
RBC Bearings, Inc.*	1,267	25,910
Robbins & Myers, Inc.	1,025	19,731
Southwest Airlines Co.	4,389	29,538
Spherion Corp.*	8,649	35,634
Stanley, Inc.*	1,110	36,497
Sun Hydraulics Corp.	1,919	31,030
Teledyne Technologies, Inc.*	525	17,194
Tutor Perini Corp.*	4,077	70,777
Union Pacific Corp.	822	42,793
United Parcel Service, Inc. Cl B	1,710	85,483
United Technologies Corp.	1,439	74,770
		1,938,784
INFORMATION TECHNOLOGY (7.3%)
Anixter International, Inc.*	868	32,628
Apple, Inc.*	1,151	163,937
Applied Materials, Inc.	3,479	38,165
Ariba, Inc.*	1,675	16,482
Arris Group, Inc.*	2,575	31,312
AsiaInfo Hldgs., Inc.*	653	11,238
Automatic Data Processing, Inc.	1,334	47,277
Broadcom Corp. Cl A*	1,282	31,781
Ceragon Networks Ltd.*	2,075	13,757
Cirrus Logic, Inc.*	3,040	13,680
Cisco Systems, Inc.*	5,801	108,131
Coherent, Inc.*	1,600	33,088
Commvault Systems, Inc.*	1,855	30,756
comScore, Inc.*	1,068	14,226
CyberSource Corp.*	861	13,173
Data Domain, Inc.*	3,036	101,251
DemandTec, Inc.*	4,744	41,747
EMC Corp.*	2,405	31,506
FormFactor, Inc.*	1,751	30,187
Global Cash Access Hldgs., Inc.*	11,861	94,414
Google, Inc.*	219	92,328
Harmonic, Inc.*	3,969	23,377
Hewlett-Packard Co.	3,079	119,003
Informatica Corp.*	1,426	24,513
Int’l. Business Machines Corp.	1,413	147,545
Intel Corp.	3,949	65,356
L-1 Identity Solutions, Inc.*	3,090	23,917
Lawson Software, Inc.*	3,250	18,135
Littelfuse, Inc.*	792	15,808
ManTech International Corp. Cl A*	1,055	45,407
MasterCard, Inc. Cl A	79	13,217

MEMC Electronic Materials, Inc.*	552	9,831
Microsemi Corp.*	3,335	46,023
Microsoft Corp.	7,334	174,329
MKS Instruments, Inc.*	3,373	44,490
Monolithic Power Systems, Inc.*	1,715	38,433
Monotype Imaging Hldgs., Inc.*	1,383	9,418
Omniture, Inc.*	2,291	28,775
Oracle Corp.	3,501	74,991
Parametric Technology Corp.*	4,701	54,955
Plexus Corp.*	2,687	54,976
QUALCOMM, Inc.	2,263	102,288
Quest Software, Inc.*	1,650	23,001
Riverbed Technology, Inc.*	1,925	44,641
Salary.com, Inc.*	5,065	15,347
ScanSource, Inc.*	950	23,294
Semtech Corp.*	4,468	71,086
Silicon Graphics International*	3,750	17,025
Solera Hldgs., Inc.*	1,100	27,940
Starent Networks Corp.*	1,346	32,856
SuccessFactors, Inc.*	1,241	11,392
Sybase, Inc.*	2,613	81,891
Symantec Corp.*	1,232	19,170
Take-Two Interactive Software, Inc.	1,075	10,180
Tech Data Corp.*	412	13,477
TIBCO Software, Inc.*	8,089	57,998
TNS, Inc.*	525	9,844
ViaSat, Inc.*	1,350	34,614
Virtusa Corp.*	2,700	21,681
Websense, Inc.*	4,530	80,815
Yahoo!, Inc.*	2,481	38,852
		2,760,955
MATERIALS (2.4%)
Ball Corp.	1,101	49,721
Commercial Metals Co.	4,510	72,295
Crown Hldgs., Inc.*	7,815	188,654
Cytec Industries, Inc.	1,733	32,268
Dow Chemical Co.	2,255	36,396
Freeport-McMoRan Copper & Gold, Inc.	771	38,635
Horsehead Hldg. Corp.*	733	5,461
Innophos Hldgs., Inc.	1,675	28,291
Louisiana-Pacific Corp.*	4,531	15,496
Monsanto Co.	884	65,717
NewMarket Corp.	425	28,615
Royal Gold, Inc.	1,947	81,190
Silgan Hldgs., Inc.	2,544	124,732
Taseko Mines Ltd.*	13,653	23,347
US Gold Corp.*	12,497	32,992
Walter Energy, Inc.	1,330	48,199
Zep, Inc.	1,886	22,726
		894,735
TELECOMMUNICATION SERVICES (1.1%)
American Tower Corp. Cl A*	1,779	56,092
AT&T, Inc.	4,773	118,561
CenturyTel, Inc.	1,731	53,142
Consolidated Comms. Hldgs., Inc.	4,878	57,121

FairPoint Communications, Inc.	1	1
Iowa Telecommunications Svcs., Inc.	2,818	35,253
Syniverse Hldgs., Inc.*	5,669	90,874
		411,044
UTILITIES (1.6%)
ALLETE, Inc.	769	22,109
Avista Corp.	5,153	91,775
Black Hills Corp.	926	21,289
Dominion Resources, Inc.	1,869	62,462
Edison International	523	16,454
Entergy Corp.	291	22,558
Exelon Corp.	775	39,688
FirstEnergy Corp.	798	30,923
FPL Group, Inc.	597	33,945
IDACORP, Inc.	390	10,195
Northwest Natural Gas Co.	755	33,462
PNM Resources, Inc.	2,358	25,254
Public Svc. Enterprise Group, Inc.	720	23,494
Sempra Energy	972	48,240
Unisource Energy Corp.	2,112	56,052
Westar Energy, Inc.	2,716	50,979
		588,879
TOTAL ACTIVE ASSETS - COMMON STOCKS
(Cost: $17,494,761) 41.0%		15,369,847

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(2)	NR	7.25	07/15/10	60,000	0
TOTAL ACTIVE ASSETS - LONG-TERM DEBT SECURITIES
(Cost: $60,000) 0.0%					0

TOTAL ACTIVE ASSETS
(Cost: $17,554,761) 41.0%					15,369,847

TEMPORARY CASH INVESTMENTS (3)
(Cost: $433,800) 1.2%					433,800

TOTAL INVESTMENTS
(Cost: $46,285,597)99.3%					37,226,737

OTHER NET ASSETS 0.7%					265,295

NET ASSETS 100.0%					$37,492,032

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2009  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.6%)
Abercrombie & Fitch Co. Cl A	402	10,207
Amazon.com, Inc.*	1,486	124,319
Apollo Group, Inc.*	494	35,133
AutoNation, Inc.*	498	8,640
AutoZone, Inc.*	175	26,444
Bed Bath & Beyond, Inc.*	1,200	36,900
Best Buy Co., Inc.	1,567	52,479
Big Lots, Inc.*	379	7,970
Black & Decker Corp.	278	7,967
Carnival Corp.	2,023	52,133
CBS Corp. Cl B	3,139	21,722
Centex Corp.	574	4,856
Coach, Inc.	1,464	39,352
Comcast Corp. Cl A	13,290	192,572
D.R. Horton, Inc.	1,274	11,925
Darden Restaurants, Inc.	633	20,876
DeVry, Inc.	276	13,811
DIRECTV Group, Inc.*	2,416	59,699
Disney (Walt) Co.	8,558	199,658
Eastman Kodak Co.	1,239	3,667
Expedia, Inc.*	969	14,642
Family Dollar Stores, Inc.	646	18,282
Ford Motor Co.*	14,885	90,352
Fortune Brands, Inc.	694	24,110
GameStop Corp. Cl A*	757	16,662
Gannett Co., Inc.	1,077	3,845
Gap, Inc.	2,123	34,817
Genuine Parts Co.	737	24,734
Goodyear Tire & Rubber Co.*	1,115	12,555
H&R Block, Inc.	1,570	27,051
Harley-Davidson, Inc.	1,079	17,491
Harman Int’l. Industries, Inc.	319	5,997
Hasbro, Inc.	573	13,890
Home Depot, Inc.	7,819	184,763
International Game Technology	1,365	21,704
Interpublic Group of Cos., Inc.*	2,202	11,120
Johnson Controls, Inc.	2,747	59,665
KB Home	348	4,761
Kohl’s Corp.*	1,408	60,192
Leggett & Platt, Inc.	725	11,042
Lennar Corp. Cl A	653	6,328
Limited Brands, Inc.	1,250	14,963
Lowe’s Cos., Inc.	6,805	132,085
Macy’s, Inc	1,944	22,861

Marriott International, Inc. Cl A	1,363	30,082
Mattel, Inc.	1,657	26,595
McDonald’s Corp.	5,087	292,452
McGraw-Hill Cos., Inc.	1,453	43,750
Meredith Corp.	166	4,241
New York Times Co. Cl A	539	2,970
Newell Rubbermaid, Inc.	1,281	13,335
News Corp. Cl A	10,614	96,694
NIKE, Inc. Cl B	1,790	92,686
Nordstrom, Inc.	736	14,639
O’Reilly Automotive, Inc.*	623	23,724
Office Depot, Inc.*	1,270	5,791
Omnicom Group, Inc.	1,437	45,380
Penney (J.C.) Co., Inc.	1,027	29,485
Polo Ralph Lauren Corp.	261	13,974
Pulte Homes, Inc.	992	8,759
RadioShack Corp.	578	8,069
Scripps Networks Interactive, Inc. Cl A	416	11,577
Sears Hldgs. Corp.*	253	16,830
Sherwin-Williams Co.	455	24,456
Snap-On, Inc.	265	7,616
Stanley Works	364	12,318
Staples, Inc.	3,298	66,521
Starbucks Corp.*	3,396	47,170
Starwood Hotels & Resorts Worldwide, Inc.	861	19,114
Target Corp.	3,468	136,882
Tiffany & Co.	569	14,430
Time Warner Cable, Inc.	1,628	51,559
Time Warner, Inc.	5,515	138,923
TJX Cos., Inc.	1,907	59,994
V.F. Corp.	407	22,527
Viacom, Inc. Cl B*	2,803	63,628
Washington Post Co. Cl B	27	9,509
Whirlpool Corp.	340	14,470
Wyndham Worldwide Corp.	820	9,938
Wynn Resorts Ltd.*	309	10,908
Yum! Brands, Inc.	2,126	70,881
		3,326,119
CONSUMER STAPLES (11.6%)
Altria Group, Inc.	9,530	156,197
Archer-Daniels-Midland Co.	2,967	79,427
Avon Products, Inc.	1,971	50,812
Brown-Forman Corp. Cl B	453	19,470
Campbell Soup Co.	921	27,096
Clorox Co.	642	35,843
Coca-Cola Co.	9,182	440,644
Coca-Cola Enterprises, Inc.	1,466	24,409
Colgate-Palmolive Co.	2,303	162,914
ConAgra Foods, Inc.	2,067	39,397

Constellation Brands, Inc. Cl A*	900	11,412
Costco Wholesale Corp.	2,003	91,537
CVS Caremark Corp.	6,711	213,880
Dean Foods Co.*	817	15,678
Dr. Pepper Snapple Group, Inc.*	1,172	24,835
Estee Lauder Cos., Inc. Cl A	536	17,511
General Mills, Inc.	1,515	84,870
Heinz (H.J.) Co.	1,454	51,908
Hershey Co.	766	27,576
Hormel Foods Corp.	322	11,122
J.M. Smucker Co.	547	26,617
Kellogg Co.	1,165	54,254
Kimberly-Clark Corp.	1,913	100,299
Kraft Foods, Inc. Cl A	6,793	172,135
Kroger Co.	3,016	66,503
Lorillard, Inc.	777	52,657
McCormick & Co., Inc.	601	19,551
Molson Coors Brewing Co. Cl B	692	29,292
Pepsi Bottling Group, Inc.	626	21,184
PepsiCo, Inc.	7,176	394,393
Philip Morris Int’l., Inc.	9,044	394,499
Proctor & Gamble Co.	13,453	687,448
Reynolds American, Inc.	781	30,162
Safeway, Inc.	1,965	40,027
Sara Lee Corp.	3,215	31,378
SUPERVALU, Inc.	978	12,665
Sysco Corp.	2,724	61,236
Tyson Foods, Inc. Cl A	1,397	17,616
Wal-Mart Stores, Inc.	10,286	498,254
Walgreen Co.	4,572	134,417
Whole Foods Market, Inc.	649	12,318
		4,443,443
ENERGY (12.0%)
Anadarko Petroleum Corp.	2,304	104,579
Apache Corp.	1,547	111,616
Baker Hughes, Inc.	1,428	52,036
BJ Services Co.	1,350	18,401
Cabot Oil & Gas Corp.	478	14,646
Cameron International Corp.*	1,002	28,357
Chesapeake Energy Corp.	2,598	51,518
Chevron Corp.	9,267	613,939
ConocoPhillips	6,843	287,817
Consol Energy, Inc.	834	28,323
Denbury Resources, Inc.*	1,148	16,910
Devon Energy Corp.	2,051	111,780
Diamond Offshore Drilling, Inc	321	26,659
El Paso Corp.	3,229	29,804
ENSCO International, Inc.	655	22,840
EOG Resources, Inc.	1,154	78,380

Exxon Mobil Corp.	22,507	1,573,459
FMC Technologies, Inc.*	560	21,045
Halliburton Co.	4,135	85,595
Hess Corp.	1,311	70,466
Marathon Oil Corp.	3,271	98,555
Massey Energy Co.	395	7,718
Murphy Oil Corp.	881	47,856
Nabors Industries Ltd.*	1,308	20,379
National Oilwell Varco, Inc.*	1,929	63,001
Noble Energy, Inc.	799	47,117
Occidental Petroleum Corp.	3,746	246,524
Peabody Energy Corp.	1,236	37,278
Pioneer Natural Resources Co.	534	13,617
Range Resources Corp.	722	29,898
Rowan Cos., Inc.	522	10,085
Schlumberger Ltd.	5,529	299,174
Smith International, Inc.	1,013	26,085
Southwestern Energy Co.*	1,588	61,694
Spectra Energy Corp.	2,974	50,320
Sunoco, Inc.	540	12,528
Tesoro Corp.	639	8,134
Valero Energy Corp.	2,564	43,306
Williams Cos., Inc.	2,677	41,788
XTO Energy, Inc.	2,680	102,215
		4,615,442
FINANCIALS (13.1%)
Aflac, Inc.	2,161	67,185
Allstate Corp.	2,478	60,463
American Express Co.	5,484	127,448
American Int’l. Group, Inc.*	12,486	14,484
Ameriprise Financial, Inc.	1,174	28,493
Aon Corp.	1,276	48,322
Apartment Investment & Management Co. Cl A	542	4,797
Assurant, Inc.	544	13,105
AvalonBay Communities, Inc.	368	20,586
Bank of America Corp.	37,332	492,782
Bank of New York Mellon Corp.	5,523	161,879
BB&T Corp.	2,988	65,676
Boston Properties, Inc.	638	30,433
Capital One Financial Corp.	2,086	45,642
CB Richard Ellis Group, Inc. Cl A*	1,090	10,202
Charles Schwab Corp.	4,333	76,001
Chubb Corp.	1,628	64,925
Cincinnati Financial Corp.	751	16,785
CIT Group, Inc.	1,797	3,864
Citigroup, Inc.	25,572	75,949
CME Group, Inc.	306	95,200
Comerica, Inc.	699	14,784
Discover Financial Svcs.	2,225	22,851

E*Trade Financial Corp.*	4,741	6,068
Equity Residential	1,261	28,032
Federated Investors, Inc. Cl B	411	9,901
Fifth Third Bancorp	3,382	24,012
First Horizon National Corp.*	990	11,885
Franklin Resources, Inc.	699	50,335
Genworth Financial, Inc. Cl A	2,002	13,994
Goldman Sachs Group, Inc.	2,322	342,356
Hartford Financial Svcs. Group, Inc.	1,503	17,841
HCP, Inc.	1,257	26,636
Health Care REIT, Inc.	511	17,425
Host Hotels & Resorts, Inc.	2,771	23,249
Hudson City Bancorp, Inc.	2,414	32,082
Huntington Bancshares, Inc.	2,505	10,471
IntercontinentalExchange, Inc.*	335	38,270
Invesco Ltd.	1,899	33,840
Janus Capital Group, Inc.	743	8,470
JPMorgan Chase & Co.	17,985	613,468
KeyCorp	3,273	17,151
Kimco Realty Corp.	1,496	15,035
Legg Mason, Inc.	660	16,091
Leucadia National Corp.*	838	17,673
Lincoln National Corp.	1,365	23,492
Loews Corp.	1,669	45,731
M&T Bank Corp.	378	19,252
Marsh & McLennan Cos., Inc.	2,413	48,574
Marshall & Ilsley Corp.	1,623	7,790
MBIA, Inc.*	788	3,412
MetLife, Inc.	3,782	113,498
Moody’s Corp.	880	23,188
Morgan Stanley	6,245	178,045
Nasdaq OMX Group, Inc.*	634	13,511
Northern Trust Corp.	1,102	59,155
NYSE Euronext	1,197	32,618
People’s United Financial, Inc.	1,609	24,199
Plum Creek Timber Co., Inc.	751	22,365
PNC Financial Svcs. Grp., Inc.	2,130	82,665
Principal Financial Grp., Inc.	1,434	27,017
Progressive Corp.*	3,145	47,521
ProLogis	2,046	16,491
Prudential Financial, Inc.	2,136	79,502
Public Storage	579	37,913
Regions Financial Corp.	5,336	21,557
Simon Property Group, Inc.	1,294	66,554
SLM Corp.*	2,160	22,183
State Street Corp.	2,278	107,522
SunTrust Banks, Inc.	2,141	35,219
T. Rowe Price Group, Inc.	1,183	49,296
Torchmark Corp.	390	14,446

Travelers Cos., Inc.	2,704	110,972
U.S. Bancorp	8,757	156,925
Unum Group	1,531	24,282
Ventas, Inc.	721	21,529
Vornado Realty Trust	733	33,014
Wells Fargo & Co.	21,486	521,250
XL Capital Ltd. Cl A	1,582	18,130
Zions Bancorporation	533	6,161
		5,051,120
HEALTH CARE (13.5%)
Abbott Laboratories	7,125	335,160
Aetna, Inc.	2,060	51,603
Allergan, Inc.	1,421	67,611
AmerisourceBergen Corp.	1,394	24,730
Amgen, Inc.*	4,668	247,124
Anthem/WellPoint, Inc.*	2,236	113,790
Bard (C.R.), Inc.	459	34,173
Baxter International, Inc.	2,789	147,705
Becton, Dickinson & Co.	1,108	79,011
Biogen Idec, Inc.*	1,331	60,095
Boston Scientific Corp.*	6,945	70,422
Bristol-Myers Squibb Co.	9,130	185,430
Cardinal Health, Inc.	1,666	50,896
Celgene Corp.*	2,124	101,612
Cephalon, Inc.*	341	19,318
CIGNA Corp.	1,253	30,185
Coventry Health Care, Inc.*	685	12,816
DaVita, Inc.*	480	23,741
Dentsply International, Inc.	687	20,967
Express Scripts, Inc.*	1,249	85,869
Forest Laboratories, Inc.*	1,394	35,003
Genzyme Corp.*	1,244	69,253
Gilead Sciences, Inc.*	4,178	195,698
Hospira, Inc.*	738	28,428
Humana, Inc.*	780	25,163
IMS Health, Inc.	839	10,655
Intuitive Surgical, Inc.*	181	29,622
Johnson & Johnson	12,710	721,928
King Pharmaceuticals, Inc.*	1,139	10,969
Laboratory Corp. of America Hldgs.*	500	33,895
Life Technologies Corp.*	803	33,501
Lilly (Eli) & Co.	4,661	161,457
McKesson Corp.	1,251	55,044
Medco Health Solutions, Inc.*	2,224	101,437
Medtronic, Inc.	5,154	179,823
Merck & Co., Inc.	9,719	271,743
Millipore Corp.*	256	17,974
Mylan, Inc.*	1,408	18,374
Patterson Cos., Inc.*	422	9,157

PerkinElmer, Inc.	537	9,344
Pfizer, Inc.	31,123	466,845
Quest Diagnostics, Inc.	693	39,106
Schering-Plough Corp.	7,506	188,551
St. Jude Medical, Inc.*	1,600	65,760
Stryker Corp.	1,099	43,674
Tenet Healthcare Corp.*	1,937	5,462
Thermo Fisher Scientific, Inc.*	1,933	78,808
UnitedHealth Group, Inc.	5,487	137,065
Varian Medical Systems, Inc.*	575	20,206
Waters Corp.*	448	23,059
Watson Pharmaceuticals, Inc.*	483	16,272
Wyeth	6,155	279,375
Zimmer Hldgs., Inc.*	993	42,302
		5,187,211
INDUSTRIALS (9.5%)
3M Co.	3,207	192,741
Avery Dennison Corp.	521	13,379
Boeing Co.	3,357	142,673
Burlington Northern Santa Fe Corp.	1,286	94,572
C.H. Robinson Worldwide, Inc.	786	40,990
Caterpillar, Inc.	2,781	91,884
Cintas Corp.	607	13,864
Cooper Industries Ltd. Cl A	772	23,971
CSX Corp.	1,805	62,507
Cummins, Inc.	930	32,745
Danaher Corp.	1,178	72,730
Deere & Co.	1,954	78,062
Donnelley (R.R.) & Sons Co.	948	11,016
Dover Corp.	859	28,424
Dun & Bradstreet Corp.	246	19,978
Eaton Corp.	763	34,037
Emerson Electric Co.	3,464	112,234
Equifax, Inc.	584	15,242
Expeditors Int’l. of Wash.	980	32,673
Fastenal Co.	597	19,802
FedEx Corp.	1,439	80,037
Flowserve Corp.	258	18,011
Fluor Corp.	839	43,032
General Dynamics Corp.	1,784	98,816
General Electric Co.	48,808	572,030
Goodrich Corp.	572	28,583
Grainger (W.W.), Inc.	294	24,073
Honeywell International, Inc.	3,428	107,639
Illinois Tool Works, Inc.	1,776	66,316
Iron Mountain, Inc.*	830	23,863
ITT Corp.	840	37,380
Jacobs Engineering Group, Inc.*	569	23,949
L-3 Communications Hldgs., Inc.	538	37,326

Lockheed Martin Corp.	1,507	121,540
Manitowoc Co., Inc.	602	3,167
Masco Corp.	1,662	15,922
Monster Worldwide, Inc.*	581	6,862
Norfolk Southern Corp.	1,694	63,813
Northrop Grumman Corp.	1,491	68,109
PACCAR, Inc.	1,677	54,519
Pall Corp.	545	14,475
Parker Hannifin Corp.	742	31,876
Pitney Bowes, Inc.	953	20,899
Precision Castparts Corp.	646	47,177
Quanta Services, Inc.*	919	21,256
Raytheon Co.	1,818	80,774
Republic Services, Inc.	1,488	36,322
Robert Half Int’l., Inc.	699	16,510
Rockwell Automation, Inc.	655	21,039
Rockwell Collins, Inc.	730	30,463
Ryder System, Inc.	257	7,175
Southwest Airlines Co.	3,421	23,023
Stericycle, Inc.*	394	20,303
Textron, Inc.	1,238	11,959
Union Pacific Corp.	2,326	121,092
United Parcel Service, Inc. Cl B	4,587	229,304
United Technologies Corp.	4,346	225,818
Waste Management, Inc.	2,272	63,980
		3,651,956
INFORMATION TECHNOLOGY (17.8%)
Adobe Systems, Inc.*	2,422	68,543
Advanced Micro Devices, Inc.*	2,598	10,054
Affiliated Computer Svcs., Inc. Cl A*	451	20,033
Agilent Technologies, Inc.*	1,583	32,151
Akamai Technologies, Inc.*	798	15,306
Altera Corp.	1,355	22,059
Amphenol Corp. Cl A	791	25,027
Analog Devices, Inc.	1,346	33,354
Apple, Inc.*	4,117	586,384
Applied Materials, Inc.	6,155	67,520
Autodesk, Inc.*	1,046	19,853
Automatic Data Processing, Inc.	2,312	81,937
BMC Software, Inc.*	853	28,823
Broadcom Corp. Cl A*	1,966	48,737
CA, Inc.	1,823	31,775
Ciena Corp.*	419	4,337
Cisco Systems, Inc.*	26,613	496,066
Citrix Systems, Inc.*	832	26,532
Cognizant Technology Solutions Inc. Cl A*	1,348	35,992
Computer Sciences Corp.*	700	31,010
Compuware Corp.*	1,119	7,676
Convergys Corp.*	564	5,234

Corning, Inc.	7,162	115,022
Dell, Inc.*	8,015	110,046
eBay, Inc.*	4,982	85,342
Electronic Arts, Inc.*	1,487	32,298
EMC Corp.*	9,278	121,542
Fidelity Nat’l. Information Svcs., Inc.	882	17,605
Fiserv, Inc.*	721	32,950
FLIR Systems, Inc.*	697	15,724
Google, Inc.*	1,107	466,700
Harris Corp.	617	17,498
Hewlett-Packard Co.	10,999	425,111
Int’l. Business Machines Corp.	6,098	636,753
Intel Corp.	25,773	426,543
Intuit, Inc.*	1,485	41,818
Jabil Circuit, Inc.	988	7,331
JDS Uniphase Corp.*	1,016	5,812
Juniper Networks, Inc.*	2,413	56,947
KLA-Tencor Corp.	785	19,821
Lexmark International, Inc. Cl A*	359	5,690
Linear Technology Corp.	1,025	23,934
LSI Corp.*	2,996	13,662
MasterCard, Inc. Cl A	334	55,882
McAfee, Inc.*	712	30,039
MEMC Electronic Materials, Inc.*	1,033	18,398
Microchip Technology, Inc.	842	18,987
Micron Technology, Inc.*	3,902	19,744
Microsoft Corp.	35,307	839,245
Molex, Inc.	640	9,952
Motorola, Inc.	10,565	70,046
National Semiconductor Corp.	901	11,308
NetApp, Inc.*	1,529	30,152
Novell, Inc.*	1,592	7,212
Novellus Systems, Inc.*	448	7,482
Nvidia Corp.*	2,522	28,473
Oracle Corp.	17,457	373,929
Paychex, Inc.	1,484	37,397
QLogic Corp.*	549	6,961
QUALCOMM, Inc.	7,625	344,650
salesforce.com, inc.*	488	18,627
SanDisk Corp.*	1,045	15,351
Sun Microsystems, Inc.*	3,442	31,735
Symantec Corp.*	3,770	58,661
Tellabs, Inc.*	1,829	10,480
Teradata Corp.*	800	18,744
Teradyne, Inc.*	798	5,474
Texas Instruments, Inc.	5,873	125,095
Total System Services, Inc.	912	12,212
VeriSign, Inc.*	889	16,429
Western Digital Corp.*	947	25,096

Western Union Co.	3,237	53,087
Xerox Corp.	3,998	25,907
Xilinx, Inc.	1,267	25,923
Yahoo!, Inc.*	6,430	100,694
		6,829,924
MATERIALS (3.1%)
Air Products & Chemicals, Inc.	969	62,588
AK Steel Hldg. Corp.	512	9,825
Alcoa, Inc.	4,503	46,516
Allegheny Technologies, Inc.	450	15,719
Ball Corp.	433	19,554
Bemis Co., Inc.	461	11,617
CF Industries Hldgs., Inc.	224	16,607
Dow Chemical Co.	4,958	80,022
Du Pont (E.I.) de Nemours & Co.	4,172	106,887
Eastman Chemical Co.	335	12,697
Ecolab, Inc.	775	30,217
Freeport-McMoRan Copper & Gold, Inc.	1,903	95,359
Int’l. Flavors & Fragrances, Inc.	363	11,877
International Paper Co.	1,992	30,139
MeadWestvaco Corp.	789	12,947
Monsanto Co.	2,516	187,039
Newmont Mining Corp.	2,261	92,407
Nucor Corp.	1,451	64,468
Owens-Illinois, Inc.*	772	21,624
Pactiv Corp.*	608	13,194
PPG Industries, Inc.	759	33,320
Praxair, Inc.	1,419	100,848
Sealed Air Corp.	729	13,450
Sigma-Aldrich Corp.	564	27,952
Titanium Metals Corp.	393	3,612
United States Steel Corp.	661	23,624
Vulcan Materials Co.	562	24,222
Weyerhaeuser Co.	976	29,700
		1,198,031
TELECOMMUNICATION SERVICES (3.4%)
American Tower Corp. Cl A*	1,835	57,858
AT&T, Inc.	27,193	675,474
CenturyTel, Inc.	463	14,214
Embarq Corp.	659	27,718
Frontier Communications Corp.	1,439	10,274
MetroPCS Communications, Inc.*	1,105	14,708
Qwest Communications Int’l., Inc.	6,885	28,573
Sprint Nextel Corp.*	13,234	63,656
Verizon Communications, Inc.	13,093	402,348
Windstream Corp.	2,018	16,870
		1,311,693

UTILITIES (3.9%)
AES Corp.*	3,080	35,759
Allegheny Energy, Inc.	783	20,084
Ameren Corp.	982	24,442
American Electric Power Co., Inc.	2,198	63,500
CenterPoint Energy, Inc.	1,606	17,794
CMS Energy Corp.	1,047	12,648
Consolidated Edison, Inc.	1,266	47,374
Constellation Energy Group, Inc.	920	24,454
Dominion Resources, Inc.	2,719	90,869
DTE Energy Co.	754	24,128
Duke Energy Corp.	5,940	86,665
Dynegy, Inc. Cl A*	2,356	5,348
Edison International	1,506	47,379
Entergy Corp.	904	70,078
EQT Corp.	605	21,121
Exelon Corp.	3,043	155,832
FirstEnergy Corp.	1,409	54,599
FPL Group, Inc.	1,890	107,465
Integrys Energy Group, Inc.	352	10,556
Nicor, Inc.	208	7,201
NiSource, Inc.	1,268	14,785
Northeast Utilities	807	18,004
Pepco Hldgs., Inc.	1,013	13,615
PG&E Corp.	1,691	65,002
Pinnacle West Capital Corp.	466	14,050
PPL Corp.	1,735	57,186
Progress Energy Enterprise	1,287	48,687
Public Svc. Enterprise Group, Inc.	2,339	76,322
Questar Corp.	802	24,910
SCANA Corp.	560	18,183
Sempra Energy	1,125	55,834
Southern Co.	3,607	112,394
TECO Energy, Inc.	984	11,739
Wisconsin Energy Corp.	540	21,983
Xcel Energy, Inc.	2,099	38,643
		1,518,633

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $46,207,081) 96.5%		37,133,572

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.6%)
U.S. Treasury Bill (1)	AAA	0.17	08/20/09	600,000	599,858
COMMERCIAL PAPER (1.9%)
Campbell Soup Co.†	A-1	0.10	07/01/09	720,000	720,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,319,858) 3.5%					1,319,858

TOTAL INVESTMENTS (Cost: $47,526,939) 100.0%					38,453,430

OTHER NET ASSETS 0.0% (4)					7,474

NET ASSETS 100.0%					$38,460,904

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2009  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.3%)
99 Cents Only Stores*	2,106	28,599
Aaron’s, Inc.	2,400	71,568
Advance Auto Parts, Inc.	4,263	176,872
Aeropostale, Inc.*	3,006	103,016
American Eagle Outfitters, Inc.	9,231	130,803
American Greetings Corp. Cl A	1,763	20,592
AnnTaylor Stores Corp.*	2,619	20,900
Barnes & Noble, Inc.	1,659	34,225
Blyth, Inc.	270	8,853
Bob Evans Farms, Inc.	1,382	39,719
BorgWarner, Inc.	5,201	177,614
Boyd Gaming Corp.*	2,503	21,276
Brink’s Home Security Hldgs., Inc.*	1,831	51,836
Brinker International, Inc.	4,579	77,980
Callaway Golf Co.	2,883	14,617
Career Education Corp.*	3,302	82,187
CarMax, Inc.*	9,857	144,898
Cheesecake Factory, Inc.*	2,683	46,416
Chico’s FAS, Inc.*	7,937	77,227
Chipotle Mexican Grill, Inc. Cl A*	1,425	114,000
Coldwater Creek, Inc.*	2,145	12,999
Collective Brands, Inc.*	2,869	41,801
Corinthian Colleges, Inc.*	3,891	65,875
Dick’s Sporting Goods, Inc.*	3,819	65,687
Dollar Tree, Inc.*	4,023	169,368
DreamWorks Animation SKG Cl A*	3,337	92,068
Foot Locker, Inc.	6,930	72,557
Fossil, Inc.*	1,977	47,606
Gentex Corp.	6,158	71,433
Guess?, Inc.	2,634	67,905
Hanesbrands, Inc.*	4,246	63,732
Harte-Hanks, Inc.	1,711	15,827
International Speedway Corp. Cl A	1,251	32,038
ITT Educational Svcs., Inc.*	1,407	141,629
J. Crew Group, Inc.*	2,332	63,011
Lamar Advertising Co. Cl A*	3,422	52,254
Life Time Fitness, Inc.*	1,572	31,456
LKQ Corp.*	6,280	103,306
Marvel Entertainment, Inc.*	2,176	77,444
Matthews International Corp. Cl A	1,372	42,697
MDC Hldgs., Inc.	1,652	49,742
Mohawk Industries, Inc.*	2,524	90,056
Netflix, Inc.*	1,832	75,735
NVR, Inc.*	246	123,588

Panera Bread Co. Cl A*	1,389	69,256
PetSmart, Inc.	5,640	121,034
Phillips-Van Heusen Corp.	2,319	66,532
Priceline.com, Inc.*	1,863	207,818
Regis Corp.	1,963	34,176
Rent-A-Center, Inc.*	2,953	52,652
Ross Stores, Inc.	5,668	218,782
Ryland Group, Inc.	1,920	32,179
Saks, Inc.*	6,473	28,675
Scholastic Corp.	1,140	22,561
Scientific Games Corp. Cl A*	2,916	45,985
Service Corp. International	11,224	61,508
Sotheby’s	2,996	42,274
Strayer Education, Inc.	639	139,372
The Warnaco Group, Inc.*	2,052	66,485
Thor Industries, Inc.	1,594	29,282
Timberland Co. Cl A*	2,040	27,071
Toll Brothers, Inc.*	5,906	100,225
Tupperware Brands Corp.	2,782	72,388
Under Armour, Inc. Cl A*	1,638	36,658
Urban Outfitters, Inc.*	5,125	106,959
Wendy’s/Arby’s Group, Inc.	18,742	74,968
Wiley (John) & Sons, Inc. Cl A	1,902	63,242
Williams-Sonoma, Inc.	3,892	46,198
WMS Industries, Inc.*	5,043	158,905
		5,038,197
CONSUMER STAPLES (3.7%)
Alberto-Culver Co.	3,830	97,397
BJ’s Wholesale Club, Inc.*	2,464	79,415
Church & Dwight Co., Inc.	3,143	170,696
Corn Products Int’l., Inc.	3,344	89,586
Energizer Hldgs., Inc.*	3,098	161,840
Flowers Foods, Inc.	3,512	76,702
Hansen Natural Corp.*	3,241	99,888
Lancaster Colony Corp.	892	39,310
NBTY, Inc.*	2,463	69,260
PepsiAmericas, Inc.	2,506	67,186
Ralcorp Hldgs., Inc.*	2,532	154,249
Ruddick Corp.	1,760	41,237
Smithfield Foods, Inc.*	5,333	74,502
Tootsie Roll Industries, Inc.	1,204	27,319
Universal Corp.	1,125	37,249
		1,285,836
ENERGY (5.6%)
Arch Coal, Inc.	6,458	99,259
Bill Barrett Corp.*	1,662	45,639
Cimarex Energy Co.	3,752	106,332
Comstock Resources, Inc.*	2,067	68,314

Encore Aquisition Co.*	2,372	73,176
Exterran Hldgs., Inc.*	2,793	44,800
Forest Oil Corp.*	4,981	74,317
Frontier Oil Corp.	4,667	61,184
Helix Energy Solutions Group*	4,399	47,817
Helmerich & Payne, Inc.	4,729	145,984
Mariner Energy, Inc.*	4,490	52,758
Newfield Exploration Co.*	5,939	194,027
Oceaneering Int’l., Inc.*	2,453	110,876
Overseas Shipholding Group, Inc.	1,071	36,457
Patriot Coal Corp.*	3,304	21,080
Patterson-UTI Energy, Inc.	6,860	88,220
Plains Exploration & Production Co.*	5,453	149,194
Pride International, Inc.*	7,773	194,791
Quicksilver Resources, Inc.*	5,064	47,045
Southern Union Co.	5,552	102,101
Superior Energy Services, Inc.*	3,489	60,255
Tidewater, Inc.	2,314	99,201
Unit Corp.*	2,123	58,531
		1,981,358
FINANCIALS (16.1%)
Affiliated Managers Group, Inc.*	1,856	108,001
Alexandria Real Estate Equities, Inc.	1,774	63,491
AMB Property Corp	6,550	123,206
American Financial Group, Inc.	3,371	72,746
AmeriCredit Corp.*	5,940	80,487
Apollo Investment Corp.	6,361	38,166
Associated Banc-Corp.	5,719	71,488
Astoria Financial Corp.	3,646	31,283
BancorpSouth, Inc.	3,245	66,620
Bank of Hawaii Corp.	2,144	76,820
Berkley (W.R.) Corp.	6,154	132,126
BRE Properties, Inc.	2,296	54,553
Brown & Brown, Inc.	5,191	103,457
Camden Property Trust	2,867	79,129
Cathay General Bancorp	2,222	21,131
City National Corp.	1,917	70,603
Commerce Bancshares, Inc.	2,973	94,631
Corporate Office Pptys. Trust	2,565	75,231
Cousins Properties, Inc.	1,992	16,932
Cullen/Frost Bankers, Inc.	2,669	123,094
Duke Realty Corp.	10,010	87,788
Eaton Vance Corp.	5,214	139,475
Equity One, Inc.	1,659	21,998
Essex Property Trust, Inc.	1,227	76,356
Everest Re Group Ltd.	2,758	197,390
Federal Realty Investment Trust	2,647	136,373
Fidelity Nat’l. Financial, Inc. Cl A	10,502	142,092

First American Corp.	4,170	108,045
First Niagara Financial Group, Inc.	6,709	76,617
FirstMerit Corp.	3,663	62,198
Fulton Financial Corp.	7,865	40,977
Gallagher (Arthur J.) & Co.	4,481	95,625
Hanover Insurance Group, Inc.	2,295	87,462
HCC Insurance Hldgs., Inc.	5,021	120,554
Highwoods Properties, Inc.	3,168	70,868
Horace Mann Educators Corp.	1,753	17,477
Hospitality Properties Trust	4,990	59,331
International Bancshares Corp.	2,267	23,373
Jefferies Group, Inc.*	5,662	120,770
Jones Lang LaSalle, Inc.	1,855	60,714
Liberty Property Trust	4,721	108,772
Mack-Cali Realty Corp.	3,485	79,458
Mercury General Corp.	1,599	53,455
Nationwide Health Pptys., Inc.	4,591	118,172
New York Community Bancorp, Inc.	15,454	165,203
NewAlliance Bancshares, Inc.	4,787	55,051
Old Republic Int’l. Corp.	10,758	105,966
OMEGA Healthcare Investors, Inc.	3,697	57,377
PacWest Bancorp	1,105	14,542
Potlatch Corp.	1,773	43,066
Protective Life Corp.	3,830	43,815
Raymond James Financial, Inc.	4,405	75,810
Rayonier, Inc.	3,543	128,788
Realty Income Corp.	4,687	102,739
Regency Centers Corp.	3,580	124,978
Reinsurance Grp. of America, Inc.	3,262	113,876
SEI Investments Co.	5,993	108,114
SL Green Realty Corp	3,441	78,937
StanCorp Financial Group, Inc.	2,197	63,010
SVB Financial Group*	1,473	40,095
Synovus Financial Corp.	12,560	37,554
TCF Financial Corp.	5,042	67,412
The Macerich Co.	3,537	62,287
Trustmark Corp.	2,182	42,156
UDR, Inc.	6,730	69,521
Unitrin, Inc.	2,216	26,636
Valley National Bancorp	6,342	74,201
Waddell & Reed Financial, Inc. Cl A	3,850	101,525
Washington Federal, Inc.	3,949	51,337
Webster Financial Corp.	2,366	19,046
Weingarten Realty Investors	4,760	69,068
Westamerica Bancorporation	1,297	64,344
Wilmington Trust Corp.	3,101	42,360
		5,657,349

HEALTH CARE (11.7%)
Affymetrix, Inc.*	3,172	18,810
Beckman Coulter, Inc.	2,812	160,678
Bio-Rad Laboratories, Inc. Cl A*	858	64,762
Cerner Corp.*	3,028	188,614
Charles River Laboratories Int’l., Inc.*	2,961	99,934
Community Health Systems, Inc.*	4,141	104,560
Covance, Inc.*	2,844	139,925
Edwards Lifesciences Corp.*	2,499	170,007
Endo Pharmaceuticals Hldgs., Inc.*	5,255	94,170
Gen-Probe, Inc.*	2,333	100,272
Health Management Associates, Inc. Cl A*	11,013	54,404
Health Net, Inc.*	4,654	72,370
Hill-Rom Hldgs., Inc.	2,807	45,530
Hologic, Inc.*	11,491	163,517
IDEXX Laboratories, Inc.*	2,639	121,922
Immucor, Inc.*	3,166	43,564
Kindred Healthcare, Inc.*	1,352	16,724
Kinetic Concepts, Inc.*	2,473	67,389
LifePoint Hospitals, Inc.*	2,432	63,840
Lincare Hldgs., Inc.*	3,067	72,136
Masimo Corp.*	2,152	51,885
Medicis Pharmaceutical Corp. Cl A	2,549	41,600
Mettler-Toledo Int’l., Inc.*	1,507	116,265
Omnicare, Inc.	4,662	120,093
OSI Pharmaceuticals, Inc.*	2,594	73,229
Owens & Minor, Inc.	1,869	81,900
Perrigo Co.	3,486	96,841
Pharmaceutical Product Development, Inc.	5,287	122,764
Psychiatric Solutions, Inc.*	2,512	57,123
ResMed, Inc.*	3,371	137,301
Schein (Henry), Inc.*	4,033	193,382
Sepracor, Inc.*	4,890	84,695
STERIS Corp.	2,618	68,277
Techne Corp.	1,669	106,499
Teleflex, Inc.	1,786	80,066
Thoratec Corp.*	2,519	67,459
United Therapeutics Corp.*	1,042	86,830
Universal Health Svcs., Inc. Cl B	2,198	107,372
Valeant Pharmaceuticals Int’l.*	3,665	94,264
Varian, Inc.*	1,301	51,298
VCA Antech, Inc.*	3,799	101,433
Vertex Pharmaceuticals, Inc.*	7,758	276,490
WellCare Health Plans, Inc.*	1,878	34,724
		4,114,918
INDUSTRIALS (13.4%)
Aecom Technology Corp.*	4,092	130,944
AGCO Corp.*	4,130	120,059
AirTran Hldgs., Inc.*	5,364	33,203

Alaska Air Group, Inc.*	1,632	29,800
Alexander & Baldwin, Inc.	1,854	43,458
Alliant TechSystems, Inc.*	1,470	121,069
AMETEK, Inc.	4,795	165,811
BE Aerospace, Inc.*	4,524	64,965
Bucyrus International, Inc.	3,366	96,133
Carlisle Cos., Inc.	2,742	65,918
Clean Harbors, Inc.*	888	47,943
Con-way, Inc.	2,057	72,633
Copart, Inc.*	2,845	98,636
Corporate Executive Board Co.	1,529	31,742
Corrections Corp. of America*	5,161	87,685
Crane Co.	2,120	47,297
Deluxe Corp.	2,299	29,450
Donaldson Co., Inc.	3,459	119,820
Dycom Industries, Inc.*	1,749	19,361
Federal Signal Corp.	2,186	16,723
FTI Consulting, Inc.*	2,282	115,743
GATX Corp.	2,111	54,295
Graco, Inc.	2,676	58,926
Granite Construction, Inc.	1,477	49,155
Harsco Corp.	3,592	101,654
HNI Corp.	1,993	35,994
Hubbell, Inc. Cl B	2,521	80,823
Hunt (J.B.) Transport Svcs., Inc.	3,678	112,289
IDEX Corp.	3,614	88,796
JetBlue Airways Corp*	9,123	38,955
Joy Global, Inc.	4,572	163,312
Kansas City Southern*	4,110	66,212
KBR, Inc.	7,177	132,344
Kelly Svcs., Inc. Cl A	1,237	13,545
Kennametal, Inc.	3,287	63,045
Korn/Ferry International*	2,008	21,365
Landstar System, Inc.	2,300	82,593
Lennox International, Inc.	2,101	67,463
Lincoln Electric Hldgs., Inc.	1,923	69,305
Manpower, Inc.	3,503	148,317
Miller (Herman), Inc.	2,407	36,923
Mine Safety Appliances Co.	1,338	32,246
MPS Group, Inc.*	4,144	31,660
MSC Industrial Direct Co., Inc. Cl A	2,015	71,492
Navigant Consulting, Inc.*	2,158	27,881
Nordson Corp.	1,503	58,106
Oshkosh Corp.	3,341	48,578
Pentair, Inc.	4,403	112,805
Rollins, Inc.	1,835	31,764
Roper Industries, Inc.	4,035	182,826
Shaw Group, Inc.*	3,757	102,979

SPX Corp.	2,192	107,342
Terex Corp.*	4,818	58,153
The Brink’s Co.	1,827	53,038
Thomas & Betts Corp.*	2,363	68,196
Timken Co.	3,816	65,177
Trinity Industries, Inc.	3,515	47,874
United Rentals, Inc.*	2,688	17,445
URS Corp.*	3,723	184,363
Valmont Industries, Inc.*	814	58,673
Wabtec Corp.	2,139	68,812
Waste Connections, Inc.*	3,580	92,758
Watson Wyatt Worldwide, Inc. Cl A	1,926	72,283
Werner Enterprises, Inc.	1,913	34,664
Woodward Governor Co.	2,449	48,490
		4,721,309
INFORMATION TECHNOLOGY (13.3%)
3Com Corp.*	17,330	81,624
ACI Worldwide, Inc.*	1,568	21,889
Acxiom Corp.	3,056	26,984
ADC Telecommunications, Inc.*	4,338	34,530
Adtran, Inc.	2,460	52,816
Advent Software, Inc.*	700	22,953
Alliance Data Systems Corp.*	2,598	107,012
ANSYS, Inc.*	3,920	122,147
Arrow Electronics, Inc.*	5,366	113,974
Atmel Corp.*	20,169	75,230
Avnet, Inc.*	6,769	142,352
Avocent Corp.*	1,982	27,669
Broadridge Financial Solutions, Inc.	6,274	104,023
Cadence Design Systems, Inc.*	11,804	69,644
CommScope, Inc.*	3,656	96,007
Cree, Inc.*	4,005	117,707
Diebold, Inc.	2,972	78,342
Digital River, Inc.*	1,707	61,998
DST Systems, Inc.*	1,826	67,471
Equinix, Inc.*	1,611	117,184
F5 Networks, Inc.*	3,514	121,549
FactSet Research Systems, Inc.	1,868	93,157
Fair Isaac Corp.	2,183	33,749
Fairchild Semiconductor Int’l., Inc.*	5,572	38,948
Gartner, Inc.*	2,660	40,592
Global Payments, Inc.	3,603	134,968
Henry (Jack) & Associates, Inc.	3,746	77,730
Hewitt Associates, Inc. Cl A*	3,733	111,169
Imation Corp.	1,354	10,304
Ingram Micro, Inc. Cl A*	7,240	126,700
Integrated Device Technology, Inc.*	7,406	44,732
International Rectifier Corp.*	3,210	47,540

Intersil Corp. Cl A	5,467	68,720
Itron, Inc.*	1,788	98,465
Lam Research Corp.*	5,657	147,082
Lender Processing Svcs., Inc.	3,763	104,499
Macrovision Solutions Corp.*	3,666	79,955
ManTech International Corp. Cl A*	937	40,328
Mentor Graphics Corp.*	4,219	23,078
Metavante Technologies, Inc.*	4,034	104,319
MICROS Systems, Inc.*	3,595	91,025
National Instruments Corp.	2,507	56,558
NCR Corp.*	7,116	84,182
NeuStar, Inc. Cl A*	3,239	71,776
Palm, Inc.*	6,174	102,303
Parametric Technology Corp.*	5,183	60,589
Plantronics, Inc.	2,203	41,659
Polycom, Inc.*	3,738	75,769
RF Micro Devices, Inc.*	11,956	44,955
SAIC, Inc.*	9,100	168,805
Semtech Corp.*	2,714	43,180
Silicon Laboratories, Inc.*	2,002	75,956
SRA International, Inc. Cl A*	1,889	33,171
Sybase, Inc.*	3,718	116,522
Synopsys, Inc.*	6,450	125,840
Tech Data Corp.*	2,246	73,467
Trimble Navigation Ltd.*	5,366	105,335
ValueClick, Inc.*	3,894	40,965
Vishay Intertechnology, Inc.*	8,369	56,826
Wind River Systems, Inc.*	3,063	35,102
Zebra Technologies Corp. Cl A*	2,657	62,865
		4,655,990
MATERIALS (6.6%)
Airgas, Inc.	3,652	148,016
Albemarle Corp.	4,104	104,939
AptarGroup, Inc.	3,032	102,391
Ashland, Inc.	2,990	83,870
Cabot Corp.	2,936	36,935
Carpenter Technology Corp.	1,983	41,266
Cliffs Natural Resources, Inc.	5,857	143,321
Commercial Metals Co.	5,033	80,679
Cytec Industries, Inc.	2,119	39,456
FMC Corp.	3,251	153,772
Greif, Inc. Cl A	1,539	68,055
Louisiana-Pacific Corp.*	4,100	14,022
Lubrizol Corp.	3,024	143,065
Martin Marietta Materials, Inc	2,001	157,839
Minerals Technologies, Inc.	841	30,293
Olin Corp.	3,490	41,496
Packaging Corp. of America	4,596	74,455

Reliance Steel & Aluminum Co.	2,858	109,719
RPM International, Inc.	5,744	80,646
Scotts Miracle-Gro Co. Cl A	1,969	69,013
Sensient Technologies Corp.	2,176	49,112
Sonoco Products Co.	4,478	107,248
Steel Dynamics, Inc.	8,378	123,408
Temple-Inland, Inc.	4,776	62,661
Terra Industries, Inc.	4,460	108,021
Valspar Corp.	4,479	100,912
Worthington Industries, Inc.	2,694	34,456
		2,309,066
TELECOMMUNICATION SERVICES (0.6%)
Cincinnati Bell, Inc.*	9,673	27,471
Syniverse Hldgs., Inc.*	2,332	37,382
Telephone & Data Systems, Inc.	4,506	127,520
		192,373
UTILITIES (6.1%)
AGL Resources, Inc.	3,451	109,742
Alliant Energy Corp.	4,961	129,631
Aqua America, Inc.	6,067	108,599
Black Hills Corp.	1,728	39,727
Cleco Corp.	2,701	60,556
DPL, Inc.	5,205	120,600
Energen Corp.	3,213	128,199
Great Plains Energy, Inc.	6,039	93,906
Hawaiian Electric Industries, Inc.	4,102	78,184
IDACORP, Inc.	2,108	55,103
MDU Resources Group	8,228	156,085
National Fuel Gas Co.	3,560	128,445
NSTAR	4,797	154,032
NV Energy, Inc.	10,484	113,122
OGE Energy Corp.	4,295	121,634
Oneok, Inc.	4,700	138,603
PNM Resources, Inc.	3,885	41,608
UGI Corp.	4,854	123,728
Vectren Corp.	3,637	85,215
Westar Energy, Inc.	4,868	91,372
WGL Hldgs., Inc.	2,243	71,821
		2,149,912
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $42,480,311) 91.4%		32,106,308

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT (2.9%)
U.S. Treasury Bill (1)	AAA	0.15	07/30/09	500,000	499,940
U.S. Treasury Bill (1)	AAA	0.17	08/20/09	500,000	499,882
					999,822
COMMERCIAL PAPER (4.8%)
Toyota Motor Credit Corp.	A-1+	0.15	07/07/09	800,000	799,980
Campbell Soup Co.†	A-1	0.10	07/01/09	900,000	900,000
					1,699,980
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,699,802) 7.7%					2,699,802

TEMPORARY CASH INVESTMENTS (3) (Cost: $55,000) 0.1%					55,000

TOTAL INVESTMENTS (Cost: $45,235,113)99.2%					34,861,110

OTHER NET ASSETS 0.8%					268,557

NET ASSETS 100.0%					$35,129,667

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2009  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.8%)
Dillard's, Inc. Cl A	7,436	68,411
Pep Boys - Manny, Moe & Jack	4,212	42,710
Rent-A-Center, Inc.*	2,514	44,825
Tupperware Brands Corp.	3,695	96,144
Wolverine World Wide, Inc.	1,858	40,987
		293,077
CONSUMER STAPLES (5.9%)
American Italian Pasta Co. Cl A*	4,004	116,677
Casey's General Stores, Inc.	460	11,817
Chattem, Inc.*	218	14,846
Great Atlantic & Pacific Tea Co., Inc.*	5,730	24,353
Vector Group Ltd.	2,148	30,695
		198,388
ENERGY (3.2%)
CNX Gas Corp.*	671	17,627
ION Geophysical Corp.*	2,990	7,684
MarkWest Energy Partners LP	1,320	24,024
McMoRan Exploration Co.*	2,920	17,403
Superior Well Services, Inc.*	753	4,480
T-3 Energy Services, Inc.*	774	9,218
Trico Marine Services, Inc.*	2,204	7,560
Willbros Group, Inc.*	1,640	20,516
		108,512
FINANCIALS (27.4%)
AmTrust Financial Svcs., Inc.	970	11,058
Ashford Hospitality Trust, Inc.	8,652	24,312
Aspen Insurance Hldgs. Ltd.	2,382	53,214
BancFirst Corp.	472	16,322
Bank Mutual Corp.	4,989	43,504
Brookline Bancorp, Inc.	4,898	45,649
CapLease, Inc.	820	2,263
Ellington Financial LLC†***	1,700	34,000
FBR Capital Markets Corp.*	1,630	7,661
FelCor Lodging Trust, Inc.	1,510	3,715
First Niagara Financial Group, Inc.	2,716	31,017
Glacier Bancorp, Inc.	2,709	40,012
Highwoods Properties, Inc.	1,636	36,597
IBERIABANK Corp.	451	17,774
iShares Russell 2000 Index Fund	525	26,754
iShares Russell 2000 Value Index Fund	550	25,592
Marlin Business Svcs. Corp.*	2,453	13,737
Meadowbrook Insurance Group, Inc.	5,629	36,757
Medical Properties Trust, Inc.	1,207	7,326
MFA Financial, Inc.	5,916	40,939
Mid-America Apt. Communities, Inc.	604	22,173
National Penn Bancshares, Inc.	477	2,199
National Retail Pptys., Inc.	800	13,880
NewAlliance Bancshares, Inc.	4,034	46,391
Pennsylvania REIT	1,542	7,710

PMA Capital Corp. Cl A*	4,190	19,065
ProAssurance Corp.*	931	43,022
Realty Income Corp.	1,656	36,300
S.Y. Bancorp, Inc.	1,199	28,980
SeaBright Insurance Hldgs., Inc.*	3,936	39,872
Senior Housing Pptys. Trust	2,036	33,228
Signature Bank*	163	4,421
SPDR KBW	790	14,481
Trico Bancshares	730	11,315
Walter Investment Management Corp.*	288	3,825
Westamerica Bancorporation	961	47,675
Westfield Financial, Inc.	2,604	23,592
		916,332
HEALTH CARE (5.7%)
ABIOMED, Inc.*	660	5,821
Alphatec Hldgs., Inc.*	6,399	21,245
American Medical Systems Hldgs., Inc.*	1,277	20,177
Animal Health Int'l., Inc.*	1,700	2,635
Conceptus, Inc.*	1,840	31,096
Conmed Corp.*	374	5,804
Enzon Pharmaceuticals, Inc.*	9,015	70,948
Sepracor, Inc.*	1,908	33,047
		190,773
INDUSTRIALS (14.8%)
Actuant Corp. Cl A	2,580	31,476
Aircastle Ltd.	3,682	27,063
Alaska Air Group, Inc.*	2,756	50,325
AZZ, Inc.*	1,163	40,019
Cornell Cos., Inc.*	1,449	23,488
CRA International, Inc.*	498	13,824
Encore Wire Corp.	1,620	34,587
Genesee & Wyoming, Inc. Cl A*	1,433	37,989
Kaydon Corp.	960	31,258
Mueller Industries, Inc.	3,554	73,923
Old Dominion Freight Line, Inc.*	1,637	54,954
Orion Marine Group, Inc.*	1,610	30,590
Spherion Corp.*	3,700	15,244
Tutor Perini Corp.*	1,780	30,901
		495,641
INFORMATION TECHNOLOGY (9.1%)
Anixter International, Inc.*	645	24,246
Cirrus Logic, Inc.*	2,250	10,125
Coherent, Inc.*	1,180	24,402
Data Domain, Inc.*	521	17,375
DemandTec, Inc.*	791	6,961
Global Cash Access Hldgs., Inc.*	4,063	32,341
Harmonic, Inc.*	840	4,948
Informatica Corp.*	263	4,521
ManTech International Corp. Cl A*	390	16,786
Microsemi Corp.*	570	7,866
MKS Instruments, Inc.*	1,305	17,213
Parametric Technology Corp.*	1,440	16,834
Plexus Corp.*	570	11,662
Semtech Corp.*	1,434	22,815

Sybase, Inc.*	991	31,058
Tech Data Corp.*	301	9,846
TIBCO Software, Inc.*	4,108	29,454
Websense, Inc.*	950	16,948
		305,401
MATERIALS (10.8%)
Commercial Metals Co.	3,310	53,059
Crown Hldgs., Inc.*	5,766	139,186
Cytec Industries, Inc.	1,296	24,132
Horsehead Hldg. Corp.*	548	4,083
Louisiana-Pacific Corp.*	3,430	11,731
Silgan Hldgs., Inc.	1,420	69,623
Taseko Mines Ltd.*	10,262	17,548
US Gold Corp.*	2,535	6,692
Walter Energy, Inc.	1,000	36,240
		362,294
TELECOMMUNICATION SERVICES (2.4%)
Consolidated Comms. Hldgs., Inc.	1,369	16,031
Iowa Telecommunications Svcs., Inc.	2,179	27,259
Syniverse Hldgs., Inc.*	2,251	36,084
		79,374
UTILITIES (6.1%)
Avista Corp.	2,520	44,881
Black Hills Corp.	780	17,932
IDACORP, Inc.	290	7,581
Northwest Natural Gas Co.	663	29,384
PNM Resources, Inc.	1,858	19,899
Unisource Energy Corp.	1,680	44,587
Westar Energy, Inc.	2,177	40,862
		205,126

TOTAL COMMON STOCKS (Cost: $3,653,238) 94.2%		3,154,918

TEMPORARY CASH INVESTMENTS (5) (Cost: $150,000) 4.5%		150,000

TOTAL INVESTMENTS (Cost: $3,803,238)98.7%		3,304,918

OTHER NET ASSETS1.3%		44,304

NET ASSETS100.0%		$3,349,222

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2009  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.9%)
California Pizza Kitchen, Inc.*	3,052	40,561
Deckers Outdoor Corp.*	480	33,730
G-III Apparel Group Ltd.*	2,061	23,681
Grand Canyon Education, Inc.*	1,517	25,455
Gymboree Corp.*	905	32,109
Leapfrog Enterprises, Inc.*	2,801	6,414
MDC Partners, Inc.*	1,152	6,359
P.F. Chang's China Bistro, Inc.*	774	24,814
Shutterfly, Inc.*	1,854	25,863
Smith & Wesson Hldg. Corp.*	5,212	29,604
Sonic Corp.*	2,686	26,941
Tupperware Brands Corp.	1,355	35,257
WMS Industries, Inc.*	1,282	40,396
		351,184
CONSUMER STAPLES (3.5%)
Casey's General Stores, Inc.	669	17,187
Chattem, Inc.*	478	32,552
Darling International, Inc.*	1,703	11,240
Lance, Inc.	325	7,517
Smart Balance, Inc.*	2,946	20,062
Vector Group Ltd.	1,118	15,976
		104,534
ENERGY (4.7%)
Arena Resources, Inc.*	527	16,785
Carrizo Oil and Gas, Inc.*	1,310	22,467
Dril-Quip, Inc.*	598	22,784
Endeavour International Corp.*	3,264	4,439
McMoRan Exploration Co.*	3,684	21,957
T-3 Energy Services, Inc.*	1,844	21,962
Willbros Group, Inc.*	2,269	28,385
		138,779
FINANCIALS (7.9%)
Glacier Bancorp, Inc.	980	14,475
iShares Russell 2000 Growth Index Fund	917	51,985
iShares Russell Microcap Index Fund	1,044	34,348
NewAlliance Bancshares, Inc.	1,176	13,524
PS Business Parks, Inc.	315	15,259
Senior Housing Pptys. Trust	1,327	21,657
Signature Bank*	705	19,120
Stifel Financial Corp.*	483	23,227
Tower Group, Inc.	1,047	25,945
Westamerica Bancorporation	250	12,403
		231,943
HEALTH CARE (21.3%)
ABIOMED, Inc.*	3,555	31,355
Acorda Therapeutics, Inc.*	602	16,970
Almost Family, Inc.*	901	23,525
Alnylam Pharmaceuticals, Inc.*	511	11,380

Alphatec Hldgs., Inc.*	6,098	20,245
Athenahealth, Inc.*	500	18,505
Auxilium Pharmaceuticals, Inc.*	442	13,870
CardioNet, Inc.*	1,204	19,649
Conceptus, Inc.*	1,312	22,173
Conmed Corp.*	1,023	15,877
Emergent Biosolutions, Inc.*	1,346	19,288
Enzon Pharmaceuticals, Inc.*	5,865	46,158
ev3, Inc.*	2,172	23,284
Exelixis, Inc.*	4,470	21,769
Genoptix, Inc.*	687	21,977
Geron Corp.*	1,305	10,009
Inspire Pharmaceuticals, Inc.*	2,349	13,060
Isis Pharmaceuticals, Inc.*	859	14,174
Kendle International, Inc.*	821	10,049
Luminex Corp.*	500	9,270
Magellan Health Svcs., Inc.*	1,122	36,824
MedAssets, Inc.*	1,496	29,097
Medicines Co.*	932	7,819
Medivation, Inc.*	679	15,216
Myriad Genetics, Inc.*	303	10,802
Myriad Pharmaceticals, Inc.*	0	1
Neogen Corp.*	1,254	36,341
Omnicell, Inc.*	775	8,331
Onyx Pharmaceuticals, Inc.*	625	17,663
Optimer Pharmaceuticals, Inc.*	860	12,874
Regeneron Pharmaceuticals, Inc.*	315	5,645
Seattle Genetics, Inc.*	2,000	19,440
STERIS Corp.	1,117	29,131
Varian, Inc.*	388	15,299
		627,070
INDUSTRIALS (14.0%)
Astec Industries, Inc.*	1,137	33,758
AZZ, Inc.*	1,096	37,713
Belden, Inc.	682	11,389
Comfort Systems USA, Inc.	2,190	22,448
Curtiss-Wright Corp.	647	19,235
Genesee & Wyoming, Inc. Cl A*	1,166	30,911
Graham Corp.	1,549	20,602
Hub Group, Inc. Cl A*	928	19,154
Huron Consulting Group, Inc.*	507	23,439
Insteel Industries, Inc.	520	4,285
JetBlue Airways Corp*	2,264	9,667
Old Dominion Freight Line, Inc.*	1,054	35,383
Powell Industries, Inc.*	534	19,795
RBC Bearings, Inc.*	902	18,446
Robbins & Myers, Inc.	737	14,187
Spherion Corp.*	2,586	10,654
Stanley, Inc.*	789	25,942
Sun Hydraulics Corp.	1,352	21,862
Teledyne Technologies, Inc.*	378	12,380
Tutor Perini Corp.*	1,252	21,735
		412,985

INFORMATION TECHNOLOGY (25.7%)
Ariba, Inc.*	1,174	11,552
Arris Group, Inc.*	1,812	22,034
AsiaInfo Hldgs., Inc.*	455	7,831
Ceragon Networks Ltd.*	1,464	9,706
Commvault Systems, Inc.*	1,315	21,803
comScore, Inc.*	762	10,150
CyberSource Corp.*	613	9,379
Data Domain, Inc.*	1,607	53,593
DemandTec, Inc.*	2,583	22,730
FormFactor, Inc.*	1,239	21,360
Global Cash Access Hldgs., Inc.*	4,647	36,990
Harmonic, Inc.*	2,015	11,868
Informatica Corp.*	742	12,755
L-1 Identity Solutions, Inc.*	2,197	17,005
Lawson Software, Inc.*	2,293	12,795
Littelfuse, Inc.*	551	10,998
ManTech International Corp. Cl A*	368	15,839
Microsemi Corp.*	1,802	24,868
MKS Instruments, Inc.*	1,140	15,037
Monolithic Power Systems, Inc.*	1,209	27,094
Monotype Imaging Hldgs., Inc.*	977	6,653
Omniture, Inc.*	1,636	20,548
Parametric Technology Corp.*	1,971	23,041
Plexus Corp.*	1,363	27,887
Quest Software, Inc.*	1,185	16,519
Riverbed Technology, Inc.*	1,368	31,724
Salary.com, Inc.*	3,576	10,835
ScanSource, Inc.*	684	16,772
Semtech Corp.*	1,789	28,463
Silicon Graphics International*	2,662	12,085
Solera Hldgs., Inc.*	786	19,964
Starent Networks Corp.*	964	23,531
SuccessFactors, Inc.*	878	8,060
Sybase, Inc.*	877	27,485
Take-Two Interactive Software, Inc.	750	7,103
TIBCO Software, Inc.*	1,739	12,469
TNS, Inc.*	375	7,031
ViaSat, Inc.*	971	24,896
Virtusa Corp.*	1,903	15,281
Websense, Inc.*	2,295	40,943
		756,677
MATERIALS (5.1%)
Innophos Hldgs., Inc.	1,185	20,015
NewMarket Corp.	288	19,391
Royal Gold, Inc.	1,375	57,335
Silgan Hldgs., Inc.	424	20,789
US Gold Corp.*	6,412	16,928
Zep, Inc.	1,353	16,304
		150,762
TELECOMMUNICATION SERVICES (1.9%)
Consolidated Comms. Hldgs., Inc.	2,173	25,446
Syniverse Hldgs., Inc.*	1,958	31,387
		56,833

UTILITIES (1.3%)
ALLETE, Inc.	528	15,180
Avista Corp.	1,288	22,939
		38,119

TOTAL COMMON STOCKS (Cost: $2,989,173) 97.3%		2,868,886

TEMPORARY CASH INVESTMENTS (5) (Cost: $100,000) 3.4%		100,000

TOTAL INVESTMENTS (Cost: $3,089,173)100.7%		2,968,886

OTHER NET ASSETS(0.7%)		(21,769)

NET ASSETS100.0%		$2,947,117

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2009  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (17.5%)
U.S. Treasury Bond	AAA	3.50	02/15/39	2,000,000	1,729,380
U.S. Treasury Note	AAA	3.25	05/31/16	1,250,000	1,255,469
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	1,895,325
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	1,078,128
U.S. Treasury Strip	AAA	0.00	08/15/18	2,500,000	1,757,285
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	1,758,768
U.S. Treasury Strip	AAA	0.00	11/15/24	500,000	247,470
					9,721,825
U.S. GOVERNMENT AGENCIES (38.8%)
MORTGAGE-BACKED OBLIGATIONS (38.8%)
FHARM	AAA	5.23	04/01/37	266,876	278,402
FHARM	AAA	5.28	02/01/36	303,167	315,233
FHARM	AAA	5.41	04/01/37	194,229	203,040
FHARM	AAA	5.44	05/01/37	439,538	458,506
FHARM	AAA	5.78	03/01/37	278,722	291,454
FHLMC	AAA	4.50	04/15/32	450,000	461,700
FHLMC	AAA	5.00	02/01/26	197,724	203,344
FHLMC	AAA	5.00	08/15/32	350,000	360,728
FHLMC	AAA	5.50	10/01/18	145,375	153,407
FHLMC	AAA	5.50	03/01/21	193,630	203,723
FHLMC	AAA	5.50	08/15/33	265,322	275,980
FHLMC	AAA	6.00	07/15/29	207,713	222,243
FHLMC	AAA	6.00	03/15/32	245,350	261,786
FNMA	AAA	4.00	05/01/19	238,491	242,987
FNMA	AAA	4.50	05/01/18	143,988	149,381
FNMA	AAA	4.50	02/01/19	70,941	73,488
FNMA	AAA	4.50	05/01/19	180,350	186,824
FNMA	AAA	4.50	06/01/19	203,529	210,835
FNMA	AAA	4.50	08/01/33	318,701	320,043
FNMA	AAA	4.50	05/01/34	126,105	126,400
FNMA	AAA	4.50	06/01/34	257,692	258,294
FNMA	AAA	5.00	04/01/18	228,068	238,816
FNMA	AAA	5.00	09/01/18	116,304	121,784
FNMA	AAA	5.00	10/01/20	261,388	272,317
FNMA	AAA	5.00	06/01/33	594,095	607,810
FNMA	AAA	5.00	09/01/33	181,590	185,782
FNMA	AAA	5.00	11/01/33	489,032	500,322
FNMA	AAA	5.00	03/01/34	127,240	130,177
FNMA	AAA	5.00	04/01/34	144,511	147,734
FNMA	AAA	5.00	04/01/34	91,619	93,663
FNMA	AAA	5.00	04/01/35	287,481	293,714
FNMA	AAA	5.00	06/01/35	184,748	188,754
FNMA	AAA	5.00	09/01/35	355,587	363,296
FNMA	AAA	5.50	04/01/17	12,770	13,495
FNMA	AAA	5.50	05/01/17	11,938	12,616
FNMA	AAA	5.50	06/01/17	6,974	7,370
FNMA	AAA	5.50	09/01/19	83,748	88,270
FNMA	AAA	5.50	08/01/25	242,999	252,649
FNMA	AAA	5.50	01/01/27	167,235	173,691

FNMA	AAA	5.50	07/01/33	245,064	254,289
FNMA	AAA	5.50	09/01/33	144,266	149,697
FNMA	AAA	5.50	10/01/33	351,874	365,121
FNMA	AAA	5.50	03/01/34	126,956	131,735
FNMA	AAA	5.50	03/01/34	77,875	80,806
FNMA	AAA	5.50	07/01/34	194,505	201,705
FNMA	AAA	5.50	09/01/34	673,355	698,284
FNMA	AAA	5.50	09/01/34	167,200	173,390
FNMA	AAA	5.50	10/01/34	118,143	122,517
FNMA	AAA	5.50	02/01/35	180,128	186,797
FNMA	AAA	5.50	02/01/35	162,216	168,069
FNMA	AAA	5.50	04/01/35	252,158	261,257
FNMA	AAA	5.50	08/01/35	286,848	297,198
FNMA	AAA	5.50	11/01/35	290,048	300,514
FNMA	AAA	5.50	06/01/37	396,555	409,935
FNMA	AAA	5.50	11/01/38	232,673	239,615
FNMA	AAA	5.50	06/01/48	213,620	218,792
FNMA	AAA	6.00	04/01/23	189,539	200,124
FNMA	AAA	6.00	01/01/25	335,484	353,952
FNMA	AAA	6.00	03/01/28	261,661	274,901
FNMA	AAA	6.00	03/01/32	11,009	11,615
FNMA	AAA	6.00	04/01/32	35,558	37,492
FNMA	AAA	6.00	04/01/32	19,099	20,138
FNMA	AAA	6.00	05/01/32	36,430	38,411
FNMA	AAA	6.00	05/01/33	265,163	279,255
FNMA	AAA	6.00	09/01/34	261,835	275,341
FNMA	AAA	6.00	10/01/34	337,158	354,549
FNMA	AAA	6.00	11/01/34	203,707	214,215
FNMA	AAA	6.00	12/01/36	287,613	301,281
FNMA	AAA	6.00	01/01/37	248,137	259,929
FNMA	AAA	6.00	05/01/37	279,506	291,653
FNMA	AAA	6.00	07/01/37	264,046	276,346
FNMA	AAA	6.00	08/01/37	401,478	420,179
FNMA	AAA	6.00	12/01/37	136,295	142,644
FNMA	AAA	6.00	02/25/47	148,570	153,376
FNMA	AAA	6.50	09/01/16	6,861	7,284
FNMA	AAA	6.50	03/01/17	16,269	17,243
FNMA	AAA	6.50	05/01/17	7,181	7,611
FNMA	AAA	6.50	06/01/17	55,680	59,015
FNMA	AAA	6.50	04/01/32	18,829	20,230
FNMA	AAA	6.50	05/01/32	43,297	46,518
FNMA	AAA	6.50	05/01/32	32,876	35,321
FNMA	AAA	6.50	07/01/32	45,820	49,229
FNMA	AAA	6.50	07/01/34	160,098	171,458
FNMA	AAA	6.50	09/01/34	106,570	114,132
FNMA	AAA	6.50	09/01/36	275,549	292,955
FNMA	AAA	6.50	05/01/37	216,840	231,244
FNMA	AAA	6.50	09/01/37	408,264	435,383
FNMA	AAA	6.50	05/01/38	239,772	255,686
FNMA	AAA	7.00	09/01/31	12,979	14,219
FNMA	AAA	7.00	11/01/31	7,739	8,479
FNMA	AAA	7.00	04/01/32	33,314	36,465
FNMA	AAA	7.00	01/25/44	361,866	392,795
FNMA	AAA	7.50	06/01/31	6,262	6,836
FNMA	AAA	7.50	02/01/32	21,818	23,817

FNMA	AAA	7.50	04/01/32	7,799	8,481
FNMA	AAA	7.50	06/01/32	10,264	11,162
FNMA	AAA	8.00	03/01/31	6,393	6,976
FNMA	AAA	8.00	04/01/32	11,484	12,516
FNMA	AAA	8.00	04/01/32	1,988	2,166
GNMA(6)	AAA	6.27	10/16/27	1,782,287	1,895,955
GNMA(6)	AAA	6.50	04/15/31	3,039	3,274
GNMA(6)	AAA	6.50	10/15/31	17,443	18,790
GNMA(6)	AAA	6.50	12/15/31	5,936	6,394
GNMA(6)	AAA	6.50	05/15/32	6,369	6,846
GNMA(6)	AAA	7.00	05/15/31	11,866	12,968
GNMA(6)	AAA	7.00	09/15/31	4,956	5,416
GNMA(6)	AAA	7.00	09/15/31	727	794
GNMA(6)	AAA	7.00	05/15/32	1,898	2,060
GNMA(6)	AAA	7.00	10/20/38	121,500	128,643
					21,463,541
CORPORATE DEBT (35.6%)
CONSUMER DISCRETIONARY (5.6%)
Best Buy Co., Inc.	BBB-	6.75	07/15/13	250,000	258,774
Black & Decker Corp.	BBB	4.75	11/01/14	250,000	228,792
Ethan Allen Interiors, Inc.	BB	5.38	10/01/15	250,000	221,425
Fortune Brands, Inc.	BBB-	4.88	12/01/13	200,000	194,704
Fruit of the Loom (2)	NR	7.38	11/15/23	69,034	7
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	249,555
Johnson Controls, Inc.	BBB	4.88	09/15/13	250,000	240,495
Kellwood Co.	NR	7.88	07/15/09	250,000	50,000
Kohl's Corp.	BBB+	7.38	10/15/11	500,000	537,914
Leggett & Platt, Inc.	A-	4.70	04/01/13	250,000	244,653
RadioShack Corp.	BB	7.38	05/15/11	250,000	253,125
Scholastic Corp.	BB-	5.00	04/15/13	250,000	203,750
Wendy's International, Inc.	B-	6.25	11/15/11	200,000	192,500
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	236,029
					3,111,723
CONSUMER STAPLES (2.3%)
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	258,974
Hershey Co.	A	4.85	08/15/15	250,000	247,163
Kraft Foods, Inc.	BBB+	5.25	10/01/13	250,000	258,504
Kroger Co.	BBB-	4.95	01/15/15	250,000	236,075
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	264,230
					1,264,946
ENERGY (5.0%)
Diamond Offshore Drilling, Inc	A-	4.88	07/01/15	250,000	245,859
Enbridge, Inc.	A-	5.80	06/15/14	150,000	156,137
Knight, Inc.	BB	5.15	03/01/15	250,000	216,875
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	237,974
Noble Corp.	A-	7.50	03/15/19	250,000	257,412
Premco Refining Group	BBB	7.50	06/15/15	250,000	259,382
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	930,000
Sunoco, Inc.	BBB	4.88	10/15/14	250,000	232,885
Weatherford Int'l. Ltd.	BBB+	5.50	02/15/16	250,000	239,716
					2,776,240
FINANCIALS (10.3%)
Berkshire Hathaway Finance	AAA	4.20	12/15/10	250,000	257,746

Brandywine Realty Trust	BBB-	4.50	11/01/09	250,000	249,206
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	243,248
Capital One Bank	BBB+	5.75	09/15/10	250,000	254,829
Colonial Realty LP	BB+	4.80	04/01/11	200,000	187,314
Developers Diversified Realty	BB+	5.00	05/03/10	200,000	181,091
First Horizon Mtg.	AAA	5.00	06/25/33	89,261	89,222
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	398,625
First Industrial LP	BB	6.88	04/15/12	250,000	202,456
Ford Motor Credit Co. LLC	CCC+	7.38	10/28/09	250,000	247,857
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	514,271
GATX Financial Corp.	BBB+	5.13	04/15/10	150,000	149,932
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	513,156
GMAC LLC	CCC	0.00	12/01/12	500,000	297,500
HCP, Inc.	BBB	4.88	09/15/10	250,000	245,185
HCP, Inc.	BBB	5.65	12/15/13	250,000	227,613
Health Care REIT, Inc.	BBB-	8.00	09/12/12	100,000	98,826
Lincoln National Corp.	A-	5.65	08/27/12	200,000	194,127
Markel Corp.	BBB	6.80	02/15/13	150,000	148,397
Nissan Motor Acceptance Corp.†	BBB	5.63	03/14/11	250,000	243,334
ProLogis	BBB-	5.50	04/01/12	250,000	230,150
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	246,350
Travelers Cos., Inc.	A-	5.38	06/15/12	250,000	254,240
					5,674,675
HEALTH CARE (2.9%)
Allergan, Inc.	A	5.75	04/01/16	250,000	246,467
Anthem/WellPoint, Inc.	A-	4.25	12/15/09	250,000	252,970
Cardinal Health, Inc.	BBB+	6.75	02/15/11	300,000	315,812
Fisher Scientific Int'l., Inc.	BBB+	6.13	07/01/15	250,000	250,938
Laboratory Corp. of America	BBB	5.50	02/01/13	250,000	245,355
Wyeth	A+	5.50	03/15/13	250,000	267,276
					1,578,818
INDUSTRIALS (2.6%)
Avery Dennison Corp.	BBB	4.88	01/15/13	250,000	245,114
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	250,000	217,625
Masco Corp.	BBB	5.88	07/15/12	200,000	188,056
Southwest Airlines Co.	BBB+	5.25	10/01/14	250,000	240,905
Steelcase, Inc.	BBB	6.50	08/15/11	250,000	250,282
Union Pacific Corp.	BBB	6.13	01/15/12	300,000	313,552
					1,455,534
INFORMATION TECHNOLOGY (0.9%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	250,000	239,646
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	263,610
					503,256
MATERIALS (1.9%)
Lubrizol Corp.	BBB	5.50	10/01/14	250,000	247,948
Martin Marietta Materials, Inc	BBB+	6.88	04/01/11	250,000	260,501
PolyOne Corp.	B-	7.50	12/15/15	250,000	133,750
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	240,389
Vulcan Materials Co.	BBB	7.00	06/15/18	200,000	192,807
					1,075,395
TELECOMMUNICATION SERVICES (0.9%)
Alltel Corp.	A	7.00	03/15/16	250,000	269,702
Nextel Communications, Inc.	BB	5.25	01/15/10	250,000	247,500
					517,202

UTILITIES (3.2%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	258,423
Duke Energy Corp.	A	4.50	04/01/10	250,000	253,284
Metropolitan Edison	BBB	7.70	01/15/19	250,000	273,447
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	200,000	200,208
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	252,322
Progress Energy Enterprise	A-	5.25	12/15/15	250,000	262,215
Virginia Electric & Power Co.	A-	4.50	12/15/10	250,000	256,064
					1,755,963
TOTAL LONG-TERM DEBT SECURITIES (Cost: $50,709,427) 91.9%					50,899,118

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.8%)
FHLB	AAA	0.10	07/17/09	1,000,000	999,956

COMMERCIAL PAPER (4.4%)
Campbell Soup Co.†	A-1	0.10	07/01/09	890,000	890,000
Florida Power & Light Co.	A-1	0.23	07/17/09	250,000	249,974
Toyota Motor Credit Corp.	A-1+	0.15	07/07/09	800,000	799,980
Toyota Motor Credit Corp.	A-1+	0.20	07/06/09	500,000	499,986
					2,439,940
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,439,896) 6.2%					3,439,896

TOTAL INVESTMENTS (Cost: $54,149,323) 98.1%					54,339,014

OTHER NET ASSETS 1.9%					1,042,330

NET ASSETS 100.0%					$55,381,344

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2009  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (35.3%)
FHLB	AAA	0.18	07/08/09	2,200,000	2,199,933
FHLB	AAA	0.20	07/23/09	400,000	399,961
FHLB	AAA	0.20	08/05/09	6,954,000	6,953,773
FHLB	AAA	0.21	08/05/09	5,570,000	5,569,775
FHLB	AAA	0.23	09/01/09	300,000	299,929
FHLMC	AAA	0.20	07/20/09	660,000	659,953
FHLMC	AAA	0.20	09/02/09	7,000,000	6,997,960
FHLMC	AAA	0.21	08/24/09	600,000	599,857
FNMA	AAA	0.17	08/24/09	1,959,000	1,958,500
					25,639,641
COMMERCIAL PAPER (64.7%)
Abbott Laboratories†	A-1+	0.21	07/28/09	425,000	424,933
Abbott Laboratories†	A-1+	0.22	09/01/09	1,450,000	1,449,442
Campbell Soup Co.†	A-1	0.20	07/06/09	1,800,000	1,799,950
Chevron Funding Corp.	A-1+	0.14	07/08/09	1,000,000	999,973
Chevron Funding Corp.	A-1+	0.20	07/31/09	900,000	899,850
Coca-Cola Co.†	A-1	0.21	08/11/09	700,000	699,897
Coca-Cola Co.†	A-1	0.23	08/24/09	1,200,000	1,199,593
ConocoPhillips†	A-1	0.22	07/10/09	1,800,000	1,799,901
Du Pont (EI) de Nemours & Co.†	A-1	0.20	07/22/09	1,900,000	1,899,778
Ecolab, Inc.†	A-1	0.23	08/10/09	1,900,000	1,899,514
Emerson Electric Co.†	A-1	0.20	07/30/09	530,000	529,915
Emerson Electric Co.†	A-1	0.20	08/20/09	1,300,000	1,299,692
Florida Power & Light Co.	A-1	0.23	07/17/09	1,700,000	1,699,826
General Electric Co.	A-1+	0.27	08/31/09	1,850,000	1,849,140
Hershey Co.	A-1	0.20	08/10/09	1,775,000	1,774,684
Johnson & Johnson†	A-1+	0.20	08/25/09	1,900,000	1,899,564
Lowe's Cos., Inc.	A-1	0.20	07/09/09	1,850,000	1,849,918
Madison Gas & Electric	A-1+	0.23	07/24/09	1,900,000	1,899,721
Medtronic, Inc.†	A-1+	0.19	07/22/09	1,800,000	1,799,800
Merck & Co., Inc.	A-1+	0.20	07/28/09	625,000	624,906
National Rural Utilities	A-1	0.23	07/27/09	1,781,000	1,780,704
National Rural Utilities	A-1	0.26	08/25/09	100,000	99,976
Nestle Capital Corp.†	A-1+	0.20	08/14/09	1,758,000	1,757,570
NetJets, Inc.†	A-1+	0.20	07/13/09	1,800,000	1,799,880
NSTAR Electric Co.	A-1	0.21	07/07/09	1,900,000	1,899,934
Pfizer, Inc.†	A-1+	0.20	08/10/09	1,200,000	1,199,742
Pfizer, Inc.†	A-1+	0.22	08/04/09	641,000	640,899
Praxair, Inc.	A-1	0.20	07/13/09	1,800,000	1,799,882
Siemens Capital Co. LLC†	A-1	0.12	07/09/09	1,197,000	1,196,968
Toyota Motor Credit Corp.	A-1+	0.26	08/10/09	500,000	499,861
Toyota Motor Credit Corp.	A-1+	0.26	08/21/09	452,000	451,834
Toyota Motor Credit Corp.	A-1+	0.26	08/24/09	790,000	789,697
Toyota Motor Credit Corp.	A-1+	0.28	07/20/09	150,000	149,978
Unilever Capital Corp.†	A-1	0.20	07/27/09	1,800,000	1,799,792
United Parcel Service, Inc.†	A-1+	0.20	07/08/09	884,000	883,966
United Technologies Corp.†	A-1	0.20	08/20/09	1,900,000	1,899,550
					46,950,230
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $72,586,761) 100.0%					72,589,871

TOTAL INVESTMENTS (Cost: $72,586,761) 100.0%	72,589,871

OTHER NET ASSETS 0.0% (4)	31,392

NET ASSETS 100.0%	$72,621,263

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2009   (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

*** This security is fair valued in accordance with procedures established by the Funds’ Board of Directors.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2009, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

ALL AMERICA FUND	$84,500	0.2%
EQUITY INDEX FUND	$720,000	1.9%
MID-CAP EQUITY INDEX FUND	$900,000	2.6%
SMALL CAP VALUE FUND	$34,000	1.0%
BOND FUND	$1,647,605	3.0%
MONEY MARKET FUND	$27,880,346	38.4%

(1)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2009, were as follows:

							Face Value
							of Futures
							as a
					Underlying		Percentage
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	of Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value	Gain(Loss)	Investments

ALL AMERICA FUND	17	E—mini S&P 500 Stock Index	P	September 2009	$778,175	$6,962	2.1%
EQUITY INDEX FUND	28	E—mini S&P 500 Stock Index	P	September 2009	$1,281,700	$7,550	3.3%
MID-CAP EQUITY INDEX FUND	50	E—mini S&P MidCap 400 Stock Index	P	September 2009	$2,883,500	$32,850	8.3%

(2)   Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3)   The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2009 was 0.15%.

(4)   Percentage is less than 0.05%.

(5)   The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2009 was 0.10%.

(6)   U.S. Government guaranteed security.

Fair Value—The Investment Company has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  SFAS 157 establishes a single definition of fair value, institutes a framework for measuring fair value and expands disclosures about fair value measurements.  Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction.  SFAS 157 establishes a three-level valuation hierarchy for measurement and disclosure of fair value.  The valuation hierarchy is based upon the transparency of inputs used to measure fair value.  The three levels are as follows:

•         Level 1 — quoted prices in active markets for identical securities.

•         Level 2 —other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•         Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2009, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2009, by SFAS 157 valuation hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Market Value:
All America Fund	$36,108,506	$1,050,231	$68,000	$37,226,737
Equity Index Fund	$37,133,572	$1,319,858	—	$38,453,430
Mid-Cap Equity Index Fund	$32,106,308	$2,754,802	—	$34,861,110
Small Cap Value Fund	$3,120,918	$150,000	$34,000	$3,304,918
Small Cap Growth Fund	$2,868,886	$100,000	—	$2,968,886
Bond Fund	—	$54,339,014	—	$54,339,014
Money Market Fund	—	$72,589,871	—	$72,589,871
Other Financial Instruments:(a)
All America Fund	$6,962	—	—	$6,962
Equity Index Fund	$7,550	—	—	$7,550
Mid-Cap Equity Index Fund	$32,850	—	—	$32,850

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

	Fair Value Measurement Using Signficant Unobservable Inputs (Level 3) for the Six Months Ended June 30, 2009
	Balance	Unrealized	Transfer	Balance
	December 31,	Gains	In/(Out) of	June 30,
	2008	(Losses)	Level 3	2009
All America Fund	$106,202	$(2,202)	$(36,000)	$68,000
Small Cap Value Fund	$34,000	—	—	$34,000

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. Such funds may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whethe paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in Footnote 1), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Fund, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2009 for each of the Funds were as follows.

			Mid-Cap
	All America	Equity Index	Equity Index	Small Cap
	Fund	Fund	Fund	Value Fund
Unrealized Appreciation	$3,458,771	$3,528,246	$1,956,147	$232,648
Unrealized Depreciation	(12,864,880)	(13,013,723)	(12,626,595)	(764,549)
Net	$(9,406,109)	$(9,485,477)	$(10,670,448)	$(531,901)
Tax Cost of Investments	$46,632,846	$47,938,907	$45,531,558	$3,836,819

	Small Cap	Bond	Money Market
	Growth Fund	Fund	Fund
Unrealized Appreciation	$260,463	$1,358,229	$3,133
Unrealized Depreciation	(380,232)	(1,168,538)	(23)
Net	$(119,769)	$189,691	$3,110
Tax Cost of Investments	$3,088,655	$54,149,323	$72,586,761

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.    PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

Attached hereto:

(a)	(1) Not applicable to semi-annual report.

(2) Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: August 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: August 19, 2009

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: August 19, 2009